As filed with the Securities and Exchange Commission on May 30, 2014
                           Registration No.333-148723
                            Registration No.811-22172

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                         Pre-Effective Amendment No. ( )
                        Post-Effective Amendment No. (67)
                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
                               Amendment No. (68)

                                WORLD FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
                    (Address of Principal Executive Offices)

                                 (804) 267-7400
                         (Registrant's Telephone Number)

      The Corporation Trust Co., Corporation Trust Center, 1209 Orange St.,
                              Wilmington, DE 19801
                     (Name and Address of Agent for Service)

                                  With Copy to:

                                 John H. Lively
              The Law Offices of John H. Lively & Associates, Inc.
                   A member firm of The 1940 Act Law Group(TM)
                          11300 Tomahawk Creek Parkway
                                    Suite 310
                                Leawood, KS 66211

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b).
[ ]   on ______ pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on _______________________________ pursuant to paragraph (a)(1).
[x]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|__| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: shares of beneficial interest.

================================================================================

                                   PROSPECTUS
                                August ___, 2014

                           TOREADOR INTERNATIONAL FUND

                          INVESTOR CLASS TICKER: TMRFX
                              CLASS C SHARES: TMRCX
                       INSTITUTIONAL SHARES TICKER: TMRIX

                         Series of the World Funds Trust
                                  (the "Trust")
                          A "Series" Investment Company

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR COMPLETENESS OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO SUGGEST OTHERWISE.

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                                TABLE OF CONTENTS
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
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                                                                            PAGE
                                                                            ----
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
Fund Summary
  Investment Objective                                                         3
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  Fees and Expenses                                                            3
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  Principal Investment Strategies                                              4
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  Principal Risks                                                              6
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  Performance Information                                                      8
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  Investment Adviser                                                          10
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  Portfolio Manager                                                           10
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  Purchase and Sale of fund Shares                                            10
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  Tax Information                                                             10
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  Payments to Broker-Dealers and Other Financial Intermediaries               11
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Additional Information About Fund Investments                                 12
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Additional Information About Risk                                             13
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Portfolio Holdings Disclosure                                                 14
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The Investment Adviser                                                        14
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The Portfolio Manager                                                         15
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How To Buy Shares                                                             16
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How To Sell Shares                                                            19
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Dividends, Distributions and Taxes                                            21
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Net Asset Value                                                               23
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Fair Value Pricing                                                            23
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Frequent Trading                                                              25
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General Information                                                           26
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Distribution Arrangements                                                     29
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Financial Highlights                                                          32
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For More Information About The Fund                                   Back Cover
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

FUND SUMMARY

INVESTMENT OBJECTIVE
--------------------

The investment objective of the Fund is capital appreciation.

FEES AND EXPENSES
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                 INVESTOR      INSTITUTIONAL      CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         SHARES          SHARES           SHARES
------------------------------------------------------------------------------------------
Redemption Fee as a % of amount
   redeemed, (if applicable) (1)                   1.00%           1.00%            None
Maximum deferred sales charge (load)
(as a percentage of the NAV at time of
purchase)(2)                                        None            None            2.00%

------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
------------------------------------------------------------------------------------------
Advisory Fee                                       1.15%           1.15%            1.15%
Distribution (12b-1) and Service Fees              0.25%            None            1.00%
Other Expenses                                     2.13%           2.13%            2.13%

Total Annual Fund Operating Expenses(3)            3.53%           3.28%            4.28%
Less Fee Waivers and/or Expense
   Reimbursements(3)                              (1.53%)         (1.53%)          (1.53%)
                                                  ------          ------           ------
Net Expenses(3)                                    2.00%           1.75%            2.75%
                                                  ======          ======           ======
------------------------------------------------------------------------------------------

(1) This redemption charge applies to shares redeemed within 90 days of purchase and is retained by the Fund to defray expenses created by short-term investments in the Fund.

(2) This deferred sales charge applies to Class C Shares sold within two years of purchase.

(3) The Adviser has contractually agreed to reduce fees and reimburse expenses until January 31, 2016 in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 2.00%, 1.75% and 2.75% of the Fund's Investor Class, Institutional Class and C Class shares' average daily net assets, respectively. As a result of the Advisor and the related advisory contract being approved by the shareholders on December 27, 2012, the Total Annual Fund Operating Expenses in this table reflect the new fees and are different from those in the Financial Highlights section of this Prospectus.

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------
SHARE CLASS                  1 YEAR     3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------
Investor Class Shares         $203        $941        $1,701       $3,700
--------------------------------------------------------------------------
Institutional Shares          $178        $867        $1,580       $3,472
--------------------------------------------------------------------------
Class C Shares                $478       $1,160       $2,054       $4,347
--------------------------------------------------------------------------

PORTFOLIO TURNOVER
------------------

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 224.42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies located outside the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The foreign securities the Fund purchases may not always be purchased on the principal market. For example, depositary receipts may be purchased if trading conditions make them more attractive than the underlying security. Depositary receipts include securities such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that represent ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U.S. corporation. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depositary, whereas an unsponsored facility is established by the depositary without participation by the issuer of the underlying security. The market value of depositary receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

In addition to the equity securities described above, the Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds ("ETFs"). ETFs, generally, are investment companies that seek to track the performance of a particular market index. These investment companies invest in securities that are consistent with the Fund's investment objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares. Securities of other investment companies will be acquired by the Fund within the limits contained in the Investment Company Act of 1940, as amended (the "1940 Act"). In selecting securities for the Fund, Toreador Research & Trading, LLC (the "Adviser") emphasizes fundamental company-by-company analysis in conjunction with a broader analysis of specific sectors. When relevant, however, the Adviser may consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values. The primary factor in selecting securities for investment by the Fund will be the company's current price relative to its long-term earnings potential, or intrinsic value as determined using discounted cash flow analysis and other valuation techniques, whichever are appropriate. In addition, the Adviser will consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Adviser believes are comparable. The Adviser, in selecting investments, will also consider macro-economic factors such as inflation and gross domestic product growth.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a security appreciates such that, as a total percentage of the Fund's portfolio, it becomes too large; (2) if the sector or security appears to be under-performing; (3) if the company's management appears to be engaging in conduct not in the best interest of public shareholders; (4) if it is necessary to sell loss positions in order to reduce taxable gains to Fund shareholders reflected in earlier sales of positions with gains; and (5) if it is necessary to raise funds to cover redemptions.

PRINCIPAL RISKS
---------------

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Fund's investment objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MARKET RISK -- The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline.
Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

FOREIGN INVESTING -- The Fund will invest in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Therefore, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

EMERGING AND DEVELOPING MARKETS -- The Fund's investments in emerging and developing countries involve the same risks that are associated with foreign investing in general. In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

DEPOSITARY RECEIPTS -- In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

INVESTMENT COMPANIES AND ETFS -- The Fund may invest a portion of its assets in other investment companies, including ETFs. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which may result in a loss.

NON-DIVERSIFICATION RISK -- The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these securities, and may experience increased volatility due to its investments in these securities.

PERFORMANCE INFORMATION
-----------------------

The Fund began operations on October 1, 1998 as the Third Millennium Russia Fund (the "Russia Fund"). On October 10, 2012 the Russia Fund's name and investment policies were changed and on December 27, 2012, shareholders approved the new investment advisory agreement between the Company, on behalf of the Fund, and the Adviser. No performance information is presented for the fund under its prior investment policy.

The Fund was reorganized on August ___, 2014 from a series of World Funds, Inc., a Maryland corporation (the "Predecessor Fund"), to a series of the World Funds Trust, a Delaware statutory trust (the "Reorganization"). While the Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund's performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

                           YEAR-BY-YEAR ANNUAL RETURNS

                     [CHART OF YEAR-BY-YEAR ANNUAL RETURNS]

                                                     TOREADOR INTERNATIONAL FUND
  YEAR                                              TOTAL RETURN INVESTOR SHARES
12/31/2013                                                         25.63%

During the period shown, the highest quarterly return was 11.55% (quarter ended September 30, 2013) and the lowest quarterly return was 0.07% (quarter ended June 30, 2013).

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013

The table below shows how average annual total returns of the Fund's classes compared to those of the Fund's benchmark. The table also presents the impact of taxes on the Fund's Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
RETURN BEFORE TAXES                    ONE YEAR     SINCE INCEPTION (12/27/2012)
--------------------------------------------------------------------------------
Investor Class Shares                   25.63%                  26.13%
Institutional Shares                    25.90%                  26.35%
Class C Shares                          24.86%                  25.19%
--------------------------------------------------------------------------------
RETURN AFTER TAXES -- INVESTOR
CLASS SHARES                           ONE YEAR     SINCE INCEPTION (12/27/2012)
--------------------------------------------------------------------------------
Return After-Taxes on Distributions     25.63%                  26.13%
Return After-Taxes on Distributions
   and Sale of Fund Shares              15.48%                  19.92%
MSCI EAFE Index (reflects no deduction
   for fees, expenses or taxes)         19.00%                  18.78%
================================================================================

INVESTMENT ADVISER
------------------

Toreador Research & Trading, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER
-----------------

Mr. Paul Blinn and Mr. Rafael Resendes have served as the Portfolio Managers to the Fund since August 2012.

PURCHASE AND SALE OF FUND SHARES
--------------------------------

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial adviser or directly from the Fund. The minimum initial purchase or exchange into the Fund for Investor and Class C Shares is $2,500 and $100,000 for Institutional Shares. Subsequent investments must be in amounts of $100 for Investor Shares, $250 for Class C Shares and $10,000 for Institutional Shares. The Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

TAX INFORMATION
---------------

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

The investment objective of the Fund is capital appreciation.

While the Fund intends to remain substantially invested in equity securities or securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stock, depending upon market conditions, the Adviser may reduce its holdings in equity securities and invest without limit in cash and other short-term debt securities.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. Shareholders will be given 60 days advance notice if the Fund decides to change its investment objective or strategy.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of investments described in this prospectus. In addition to the investments described in this prospectus, the Fund also may use other strategies and engage in other investment practices that are not part of their principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment objective.

TEMPORARY DEFENSIVE POSITIONS -- The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, the Fund may reduce its holdings in equity securities and invest without limit in short-term (less than twelve months to maturity) debt securities or hold cash. The short-term debt securities in which the Fund may invest consist of: (1) obligations of the U.S. and its respective agencies or instrumentalities; (2) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S.; (3) floating rate securities and other instruments denominated in any currency issued by various governments or international development agencies; and (4) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. companies. The Fund intends to invest for temporary defensive purposes only in short-term debt securities rated, at the time of investment, A or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P") or, if unrated by either rating agency, of equivalent credit quality to securities so rated as determined by the Adviser. For purposes of the Fund's investment restriction prohibiting the investment of 25% or more of the total value of its assets in a particular industry, a foreign government (but not the United States government) is deemed to be an "industry," and therefore investments in the obligations of any one foreign government may not equal or exceed 25% of the Fund's total assets. In addition, supranational organizations are deemed to comprise an industry, and therefore investments in the obligations of such organizations may not, in the aggregate, equal or exceed 25% of the Fund's total assets.

ADDITIONAL INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests the money in securities.

The Fund has investment goals and strategies for reaching these goals. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goals. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goals. The judgments of the Adviser about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

DEPOSITARY RECEIPTS -- The Fund may invest indirectly in securities through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are typically issued by a U.S. bank or trust company and represent ownership of underlying foreign securities. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and represent ownership of underlying securities issued by either a foreign or a United States corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. In addition to the risks of foreign investments applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the policies and procedures employed by the Fund with respect to the disclosure of Fund portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

THE INVESTMENT ADVISER

The Fund was originally established in June of 1998 as the Third Millennium Russia Fund, (the "Russia Fund"), advised by Third Millennium Investment Advisors LLC (the "Predecessor Adviser"). Toreador Research & Trading, LLC (the "Adviser"), a Delaware limited liability corporation organized in Delaware, is the investment adviser to the Fund. The principal office of the Adviser is 7493 North Ingram, Suite 104, Fresno, California 93711. As of March 31, 2014, the Adviser had approximately $156.3 million in assets under management.

The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records. Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.15%. of the Fund's average daily net assets.

The Adviser has contractually agreed to reduce fees and reimburse expenses until January 31, 2016 in order to keep net operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 2.00%, 1.75% and 2.75% for the Fund's Investor shares, Institutional shares and Class C shares, respectively. If at any point it becomes unnecessary for the Adviser to waive fees or make expense reimbursements, the Adviser may recover the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three
(3) years. Such reimbursement must be authorized by the Board.

Fee waivers and reimbursements by the Adviser with regard to the Predecessor Fund will continue to be recoverable. Such recoupment was approved by shareholders in connection with the reorganization of the Predecessor Fund into the Trust.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's annual report to shareholders dated August 31, 2014, once that report has been produced.

THE PORTFOLIO MANAGERS

Mr. Paul Blinn, portfolio manager, is jointly responsible for the day-to-day management of the Fund's portfolio, including stock selection, investment monitoring and trading. Mr. Blinn has 20 years of capital market experience, during which time he had oversight and direct responsibility for the discretionary trading and risk management of large and complex portfolios of cash and derivative securities using numerous arbitrage strategies that sought to exploit pricing discrepancies identified by statistical models. He acquired this experience as an Executive Director at UBS, a global financial firm, and its predecessor banks from 1985 to 2000, and, most recently, as a Vice President of a leading option market maker and then a Senior Equity derivatives trader for a hedge fund from 2000 to 2005. Mr. Blinn graduated with honors from The University of Texas at Austin with a BBA in Finance.

Mr. Resendes, portfolio manager, is jointly responsible for the day-to-day management of the Fund's portfolio, including stock selection and investment monitoring. Mr. Resendes, co-founder of the Applied Finance Group, has over 17 years of capital market experience and has spent the past 12 years in the area of equity research and valuation. Mr. Resendes has been an adjunct professor of finance at DePaul University in Chicago, and is a frequently cited source for publications such as Forbes, The Wall Street Journal, and CBS MarketWatch.com, among others. Mr. Resendes was co-portfolio manager of an equity hedge fund sponsored by AFG from 1998 to 1999. He graduated Phi Beta Kappa from The University of California, Berkeley with a BS in Finance and received his MBA from the University of Chicago.

The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed and ownership of shares of the Fund.

HOW TO BUY SHARES

You may purchase shares of the Fund directly from First Dominion Capital Corp. (the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. Shares of the Fund are also offered through financial supermarkets, advisers and consultants and other investment professionals. You may request a copy of this prospectus by calling (800) 527-9525. Investment professionals who offer shares of the Fund may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, investment professionals may charge transaction fees or set different minimum investment amounts. They may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their investment professional regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different.

SHARE CLASS ALTERNATIVES -- The Fund currently offers investors three different classes of shares through this prospectus: Investor Shares charging a 0.25% 12b-1 fee; Class C Shares imposing a deferred sales charge of 2.00% if shares are redeemed within 2 years after purchase and charging a 1.00% 12b-1 and service fee; and Institutional Shares, not charging 12b-1 fees.

The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial advisor to determine which class best meets your financial objectives.

MINIMUM INVESTMENTS -- The minimum initial investment for Investor Shares and Class C shares is $2,500. Institutional Shares are only available to "qualified investors" with a minimum investment of at least $100,000. Additional investments in Investor Shares must be in amounts of $100 or more and $250 or more for Class C Shares.. Institutional Shares subsequent investments must be in amounts of $10,000 or more. The Trust may waive the minimum initial investment requirement for purchases made by trustees, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Fund retains the right to refuse to accept an order.

CUSTOMER IDENTIFICATION PROGRAM -- Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

        o Name;
        o Date of birth (for individuals);

        o Residential or business street address (although post office boxes are still permitted for mailing); and
        o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

PURCHASES BY MAIL -- For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, together with your check payable to the Fund. Please be sure to specify which class of shares in which you wish to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

PURCHASES BY WIRE -- You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Trust at (800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

GENERAL -- The Trust reserves the right, in its sole discretion, to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase Investor Shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

OTHER PURCHASE INFORMATION --You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your shares at any time and in any amount by mail or telephone. You may also redeem Fund shares through authorized broker-dealers. Brokers may charge transaction fees for the sale of Fund shares, depending on your arrangement with the broker.

For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

Your shares will be redeemed at the net asset value per share next determined after receipt of a redemption request in good order, less any deferred sales charge as applicable. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Trust may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until a completed account application for the account is received to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

REDEMPTION BY MAIL -- To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: Toreador International Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

REDEMPTION BY TELEPHONE -- You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent may charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

REDEMPTION BY WIRE -- If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends from net investment income, if any, are declared and paid annually for the Fund. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the Fund's distribution schedule before you invest.

TAXES -- In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income. Every
January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. The one major exception to these tax principles is that distributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distributions and proceeds if you: (1) have failed to provide a correct taxpayer identification number (TIN);
(2) are subject to backup withholding by the Internal Revenue Service (IRS); (3) have failed to provide the Fund with the certifications required by the IRS to document that you are not subject to backup withholding; or (4) have failed to certify that you are a U.S. person (including a U.S. resident alien).

COST BASIS REPORTING -- Federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the IRS on the Fund's shareholders' Consolidated Form 1099s when "covered" securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund's standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund's standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as "covered" under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

NET ASSET VALUE

The Fund's share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the "Valuation Time"). As of the date of this prospectus, the Fund has been informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Investor or Institutional shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the different classes may vary.

FAIR VALUE PRICING

The Fund's securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

FREQUENT TRADING

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its Adviser, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Adviser may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

Because of the potential harm to the Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four "round-trips" (a purchase and a redemption) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Fund and restricted possibly from making additional investments in the Fund. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

GENERAL INFORMATION

SIGNATURE GUARANTEES -- To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

PROPER FORM -- Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

SMALL ACCOUNTS -- Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account, if it has a value of less than the required minimum investment at year end. If you bring your account balance up to the required minimum, no account fee or involuntary redemption will occur. The Trust will not close your account if it falls below the required minimum solely because of a market decline. The Trust reserves the right to waive this fee.

AUTOMATIC INVESTMENT PLAN -- Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

EXCHANGE PRIVILEGE -- You may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds of the Trust having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. You won't pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged.

Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

HOW TO TRANSFER SHARES -- If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s);
(iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at
(800) 628-4077.

ACCOUNT STATEMENTS AND SHAREHOLDER REPORTS -- Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

SHAREHOLDER COMMUNICATIONS -- The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at
(800) 527-9525.

GENERAL -- The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund's distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

The Fund's Board has approved this waiver and the imposition of a 1.00% redemption fee to discourage market timing. If you are in a category of investors who purchase Investor Shares through such programs, you will be subject to a 1.00% redemption fee if you redeem your shares less than 90 calendar days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or redemption fee. In addition, the redemption fee on shares purchased without the payment of a front-end sales charge and redeemed within 360 days of purchase may be waived in certain circumstances. The redemption fee is computed based on a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The redemption fee would equal 2.00% of the offering price and of the net amount invested.

The Fund will use the first-in, first-out ("FIFO") method to determine the 360 day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 360 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a 360 day period from the date of purchase.

While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short term trading effected through accounts with financial intermediaries.

CLASS C SHARES

SALES CHARGES -- Class C Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested in the Fund. First Dominion Capital Corp. pays 1.00% of the amount invested to dealers who sell Class C Shares. A deferred sales charge of 2.00% applies if Class C Shares are sold within two years of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. The deferred sales charge is a percentage of the net asset value at the time of purchase. Class C Shares are subject to a Distribution 12b-1 and Service Fee as described below under "Rule 12b-1Fees".

WAIVER OF DEFERRED SALES CHARGE

THE DEFERRED SALES CHARGE ON CLASS C SHARES IS WAIVED FOR:

  (1) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2;

  (2) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;

  (3) withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and

  (4) withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (800) 527-9525. All account information is subject to acceptance and verification by the Fund's distributor.

RULE 12B-1 FEES -- The Board has adopted a Distribution Plan for the Fund's Investor Class Shares and a Distribution and Service Plan for the Fund's Class C Shares (collectively, the "12b-1 Plans"). Pursuant to the 12b-1 Plans, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Share expenses and 1.00% for Class C Share expenses. With respect to Class C Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. The Fund may pay Rule 12b-1 Fees for activities and expenses borne in the past in connection with the distribution of its shares as to which no Rule 12b-1 Fee were paid because of the expense limitation. Because these fees are paid out of a class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

SHAREHOLDER SERVICING -- The Distributor is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Distributor and perform these functions on behalf of their clients who own shares of the Fund.

FINANCIAL HIGHLIGHTS

The Fund began operations on October 1, 1998 as the Third Millennium Russia Fund (the "Russia Fund"). On October 10, 2012, the Russia Fund's name and investment policies were changed to the Toreador International Fund, a series of World Funds, Inc. (the "Predecessor Fund"). The financial highlights presented through August 31, 2012 are those of the Russia Fund and do not reflect the Fund's operations since December 27, 2012, when shareholders approved Toreador Research & Trading, LLC as investment advisor to the Fund and the change in the Fund's investment objective and strategy from a Russia focused fund to an international fund. The Fund was reorganized on August ___, 2014 from the Predecessor Fund to a series of the World Funds Trust. The Fund is a continuation of the Predecessor Fund.

Because the Fund is a continuation of the Predecessor Fund (and, in turn, the Russia Fund) the financial information presented below is for the Predecessor Fund and Russia Fund. The financial highlights table is intended to help you understand the Fund's (and the Predecessor Fund's and Russia Fund's) financial performance for the period of the Fund's operations or the period since the Fund began offering a particular class of shares. Certain information reflects financial results for a single Fund share. The total return in the tables represent the rate that an investor would have earned (or lost) on an investment in Investor, Class C and Institutional shares of the Fund (and the Predecessor Fund and Russia Fund) (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund (and the Predecessor Fund and Russia Fund) is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                               INVESTOR CLASS SHARES (2)
                                                 --------------------------------------------------------------------------------
                                                                                 YEARS ENDED AUGUST 31,
                                                 --------------------------------------------------------------------------------
                                                   2013(B)           2012             2011             2010             2009
                                                   -------           ----             ----             ----             ----
NET ASSET VALUE, BEGINNING OF YEAR               $   13.90        $   20.92        $   19.22        $   15.29        $   47.18
                                                 ---------        ---------        ---------        ---------        ---------
INVESTMENT ACTIVITIES
   Net investment income (loss)(1)                   (0.10)           (0.12)           (0.20)           (0.23)           (0.05)
   Net realized and unrealized gain (loss) on
     investments and foreign currency
     transactions                                     1.34            (6.90)            1.90             4.31           (25.55)
                                                 ---------        ---------        ---------        ---------        ---------
TOTAL FROM INVESTMENT ACTIVITIES                      1.24            (7.02)            1.70             4.08           (25.60)
                                                 ---------        ---------        ---------        ---------        ---------
DISTRIBUTIONS
   Net realized gain                                     -                -                -            (0.15)           (6.29)
                                                 ---------        ---------        ---------        ---------        ---------
TOTAL DISTRIBUTIONS                                      -                -                -            (0.15)           (6.29)
                                                 ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE, END OF YEAR                     $   15.14        $   13.90        $   20.92        $   19.22        $   15.29
                                                 =========        =========        =========        =========        =========
TOTAL RETURN                                          8.92%          (33.56%)           8.84%           26.66%          (45.56%)
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
   Expenses, gross                                    3.74%            4.13%(A)         3.02%            3.21%            3.30%
   Expenses, net of management fee waivers and
     reimbursements                                   2.27%            3.18%(A)         2.75%            2.75%            2.75%
   Net investment income (loss)                      (0.70%)          (0.68%)          (0.85%)          (1.20%)          (0.33%)
Portfolio turnover rate                             224.42%           37.69%           54.05%           93.41%           53.64%
Net assets, end of year (000's)                  $   9,179        $  10,885        $  23,624        $  29,868        $  29,270

(A) Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(B) Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund's investment objective and strategy from a Russia focused fund to an international fund.
(1) Per share amounts calculated using the average number of shares outstanding.
(2) Effective January 2, 2013, Class A shares were re-designated Investor
    Shares.

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                                   CLASS C SHARES
                                                 --------------------------------------------------------------------------------
                                                                               YEARS ENDED AUGUST 31,
                                                 --------------------------------------------------------------------------------
                                                   2013(B)           2012             2011             2010             2009
                                                   -------           ----             ----             ----             ----
NET ASSET VALUE, BEGINNING OF YEAR               $    12.39       $    18.78       $    17.38       $    13.93       $    45.07
                                                 ----------       ----------       ----------       ----------       ----------
INVESTMENT ACTIVITIES
   Net investment income (loss)(1)                    (0.19)           (0.22)           (0.33)           (0.34)           (0.16)
   Net realized and unrealized gain (loss) on
     investments and foreign currency
     transactions                                      1.19            (6.17)            1.73             3.94           (24.69)
                                                 ----------       ----------       ----------       ----------       ----------
TOTAL FROM INVESTMENT ACTIVITIES                       1.00            (6.39)            1.40             3.60           (24.85)
                                                 ----------       ----------       ----------       ----------       ----------
DISTRIBUTIONS
   Net realized gain                                      -                -                -            (0.15)           (6.29)
                                                 ----------       ----------       ----------       ----------       ----------
TOTAL DISTRIBUTIONS                                       -                -                -            (0.15)           (6.29)
                                                 ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                     $    13.39       $    12.39       $    18.78       $    17.38       $    13.93
                                                 ==========       ==========       ==========       ==========       ==========
TOTAL RETURN                                           8.07%          (34.03%)           8.06%           25.82%          (46.07%)
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
   Expenses, gross                                     4.49%            4.89%(A)         3.77%            3.96%            4.05%
   Expenses, net of management fee waivers and
     reimbursements                                    3.02%            3.94%(A)         3.50%            3.50%            3.50%
   Net investment income (loss)                       (1.45%)          (1.43%)          (1.60%)          (1.95%)          (1.11%)
Portfolio turnover rate                              224.42%           37.69%           54.05%           93.41%           53.64%
Net assets, end of year (000's)                  $      447       $      659       $    1,345       $    1,624       $    1,531

(A) Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(B) Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund's investment objective and strategy from a Russia focused fund to an international fund.
(1) Per share amounts calculated using the average number of shares outstanding.

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                              INSTITUTIONAL CLASS SHARES
                                                 --------------------------------------------------------------------------------
                                                                                 YEARS ENDED AUGUST 31,
                                                 --------------------------------------------------------------------------------
                                                   2013(B)           2012             2011             2010             2009
                                                   -------           ----             ----             ----             ----
NET ASSET VALUE, BEGINNING OF YEAR               $    14.79       $    22.30       $    20.44       $    16.25       $    48.85
                                                 ----------       ----------       ----------       ----------       ----------
INVESTMENT ACTIVITIES
   Net investment income (loss)(1)                    (0.07)           (0.08)           (0.15)           (0.20)            0.05
   Net realized and unrealized gain (loss) on
     investments and foreign currency
     transactions                                      1.43            (7.43)            2.01             4.54           (26.36)
                                                 ----------       ----------       ----------       ----------       ----------
TOTAL FROM INVESTMENT ACTIVITIES                       1.36            (7.51)            1.86             4.34           (26.31)
                                                 ----------       ----------       ----------       ----------       ----------
DISTRIBUTIONS
   Net realized gain                                      -                -                -            (0.15)           (6.29)
                                                 ----------       ----------       ----------       ----------       ----------
TOTAL DISTRIBUTIONS                                       -                -                -            (0.15)           (6.29)
                                                 ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                     $    16.15       $    14.79       $    22.30       $    20.44       $    16.25
                                                 ==========       ==========       ==========       ==========       ==========
TOTAL RETURN                                           9.20%          (33.68%)           9.10%           26.69%          (45.46%)
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
   Expenses, gross                                     3.49%            3.88%(A)         2.77%            2.96%            3.05%
   Expenses, net of management fee waivers and
     reimbursements                                    2.02%            2.93%(A)         2.50%            2.50%            2.50%
   Net investment income (loss)                       (0.45%)          (0.43%)          (0.60%)          (0.95%)           0.35%
Portfolio turnover rate                              224.42%           37.69%           54.05%           93.41%           53.64%
Net assets, end of year (000's)                  $    1,151       $      620       $   12,138       $   17,274       $   18,288

(A) Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(B) Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund's investment objective and strategy from a Russia focused fund to an international fund.
(1) Per share amounts calculated using the average number of shares outstanding.

FOR MORE INFORMATION

The Fund's annual and semi-annual reports will contain more information about the Fund. The Fund's annual reports will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated August __, 2014, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525, by e-mail at: mail@ccofva.com or on the World Funds Trust website at www.theworldfundstrust.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551- 8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

INVESTMENT COMPANY ACT #811-22172

                                WORLD FUND TRUST
                       8730 STONY POINT PARKWAY, SUITE 205
                            RICHMOND, VIRGINIA 23235
                                 (800) 527-9525

                       STATEMENT OF ADDITIONAL INFORMATION

                           TOREADOR INTERNATIONAL FUND
                                 Investor Shares
                                 Class C Shares
                              Institutional Shares

                                August ___, 2014

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectuses for the Toreador International Fund (the "Fund") dated ____, 2014, as listed below, as they may be supplemented or revised from time to time. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Pursuant to a reorganization that took place on __, 2014, the Fund is a successor by merger to a series of the World Funds, Inc. (the "Predecessor Fund"). The Predecessor Fund began operations in June 1998 as the Third Millennium Russia Fund.

This SAI incorporates by reference the Predecessor Fund's Annual Report for the fiscal year ended [August 31, 2013] ("Annual Report"). Copies of the Fund's Prospectus, Annual Report, and/or Semi-Annual Report may be obtained free of charge, by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 527-9525.

Current prospectus:

    o    Investor Shares
    o    Class C Shares
    o    Institutional Shares

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            1
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS                            1
--------------------------------------------------------------------------------
INVESTMENT PROGRAMS                                                            2
--------------------------------------------------------------------------------
STRATEGIC TRANSACTIONS                                                         3
--------------------------------------------------------------------------------
OTHER INVESTMENTS                                                             11
--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                                                       11
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS                                   13
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST                                            14
--------------------------------------------------------------------------------
CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS                              19
--------------------------------------------------------------------------------
ADVISER AND ADVISORY AGREEMENT                                                19
--------------------------------------------------------------------------------
MANAGEMENT-RELATED SERVICES                                                   21
--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS                                                        22
--------------------------------------------------------------------------------
DESCRIPTION OF SHARES                                                         23
--------------------------------------------------------------------------------
DISTRIBUTION                                                                  24
--------------------------------------------------------------------------------
PLAN OF DISTRIBUTION                                                          24
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES                              25
--------------------------------------------------------------------------------
SPECIAL SHAREHOLDER SERVICES                                                  27
--------------------------------------------------------------------------------
TAX STATUS                                                                    28
--------------------------------------------------------------------------------
INVESTMENT PERFORMANCE                                                        30
--------------------------------------------------------------------------------
FINANCIAL INFORMATION                                                         38
--------------------------------------------------------------------------------
TRUST'S PROXY VOTING POLICY                                            EXHIBIT A
--------------------------------------------------------------------------------
ADVISER'S PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURES    EXHIBIT B
--------------------------------------------------------------------------------
NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER                  EXHIBIT C
--------------------------------------------------------------------------------

                               GENERAL INFORMATION

World Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and commonly known as a "mutual fund". The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

Pursuant to a reorganization that took place on xx __, 2014, the Fund is a successor by merger to a series of the World Funds, Inc. (the "Predecessor Fund"). The Predecessor Fund began operations in June 1998 as the Third Millennium Russia Fund. On August 2, 2012, the Board of Directors of the Predecessor Fund approved a new interim investment advisory agreement with Toreador Research & Trading, LLC on behalf of the Predecessor Fund. On October 10, 2012, the Predecessor Fund's name and investment policies were changed. On December 27, 2012, shareholders of the Predecessor Fund approved a new investment advisory agreement with Toreador Research & Trading, LLC.

The Fund is "non-diversified," as that term is defined in the 1940 Act.

As of the date of this SAI, the Fund is authorized to issue three classes of shares, although only two classes are currently being offered to new investors:
Investor Shares charging a distribution (i.e., 12b-1) fee and Institutional Shares not charging any 12b-1 fees. The C Class Shares are currently closed to new purchases. Each class of shares are substantially the same as they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

               ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following information supplements the discussion of the Fund's investment objectives and policies. The Fund's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval; except that the Fund will give shareholders at least sixty (60) days' prior notice of any change with respect to its policy of investing, under normal circumstances, at least 80% of its net assets in securities of companies located outside of the United States.

NON-DIVERSIFICATION. The Fund is non-diversified, as that term is defined in the 1940 Act, which means that a relatively high percentage of assets of the Fund may be invested in securities of a limited number of issuers. The value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Fund be diversified (i.e., that it will not invest more than 5% of its assets in the securities of any one issuer) with respect to 50% of its assets. The Internal Revenue Service requires that more than 50% of the Fund's total assets must consist of the following per subchapter M of the Internal Revenue Service Code:

     o  cash
     o  U.S. government securities
     o  Investments in other mutual funds
     o  Individual securities that represent less than 5% of the total assets
     o No more than 25% of the value of the total assets is invested in one issuer

                               INVESTMENT PROGRAMS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectus. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment program described below.

Common Stock - Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock - Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. Most preferred stock is cumulative; if dividends are passed (not paid for any reason), they accumulate and must be paid before common stock dividends. Passed dividend on non-cumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from non-participating preferred, which is limited to stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in the Treasury bill rate or other money market rates. Convertible preferred stock is exchangeable for a given number of common shares and thus tends to be more volatile than non-convertible preferred, which behaves more like a fixed-income bond.

Convertible Securities - The Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock or other equity securities, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other equity securities). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and therefore may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the price of a convertible security may be greater than the value of the underlying common stock.

Warrants - The Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Debentures - Debentures are a general debt obligation backed only by the integrity of the borrower and documented by an agreement called an Indenture. An unsecured bond is a debenture.

Illiquid Securities - The Fund may hold up to 15% of its net assets in illiquid securities. For this purpose, the term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Debt Securities - The Fund may invest in debt securities. It generally will invest in debt securities rated Baa or higher by Moody's Investor Service, Inc.("Moody's") or BBB or higher by Standard & Poor's Rating Group ("S&P") or foreign securities not subject to standard credit ratings, which the Adviser believes are of comparable quality.

Debt securities consist of bonds, notes, government and government agency securities, zero coupon securities, convertible bonds, asset-backed and mortgage-backed securities, and other debt securities whose purchase is consistent with the Fund's investment objective. The Fund's investments may include international bonds that are denominated in foreign currencies, including the European Currency Unit or "Euro." International bonds are defined as bonds issued in countries other than the United States. The Fund's investments may include debt securities issued or guaranteed by supranational organizations, corporate debt securities, and bank or holding company debt securities.

Depositary Receipts - Assets of the Fund may be invested on a global basis to take advantage of investment opportunities both within the United States and other countries. The Fund may buy foreign securities directly in their principal markets or indirectly through the use of depositary receipts. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDR's"), and other similar depositary receipts. ADRs are issued by an American bank or trust company and represent ownership of underlying securities of a foreign company. EDRs are issued in Europe, usually by foreign banks, and represent ownership of either foreign or domestic underlying securities. The foreign country may withhold taxes on dividends or distributions paid on the securities underlying ADRs and EDRs, thereby reducing the dividend or distribution amount received by shareholders.

Unsponsored ADRs and EDRs are issued without the participation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current as for sponsored ADRs and EDRs. Holders of unsponsored ADRs generally bear all the costs of the ADR facilities. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

Borrowing - As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. Investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing.

STRATEGIC TRANSACTIONS. The Fund may utilize a variety of investment strategies to hedge various market risks (such as interest rates, currency exchange rates, and broad specific equity or fixed-income market movements). Such strategies are generally accepted as modern portfolio management and are regularly utilized by many mutual funds and institutional investors. Techniques and instruments may change over time as new instruments and strategies develop and regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as they are in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could also be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lower trading volume and liquidity.

OPTIONS. The Fund may purchase and sell options as described herein.

PUT AND CALL OPTIONS. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. The Fund may purchase a put option on a security to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in market value by giving the Fund the right to sell such instrument at the option exercise price. Such protection is, of course, only provided during the life of the put option when the Fund is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity to profit from a market increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option which the Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option, or, which it will pay when purchasing a put option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply and demand for credit conditions, and the general interest rate environment. The premium received by the Fund for writing covered call options will be recorded as a liability in its statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value ("NAV") per share is computed (currently, the close of regular trading on the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

The premium paid by the Fund when purchasing a put option will be recorded as an asset in its statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's NAV per share is computed, or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

The purchase of a put option will constitute a short sale for federal tax purposes. The purchase of a put at a time when the substantially identical security held long has not exceeded the long term capital gain holding period could have adverse tax consequences. The holding period of the long position will be cut off so that even if the security held long is delivered to close the put, short term gain will be recognized. If substantially identical securities are purchased to close the put, the holding period of the securities purchased will not begin until the closing date. The holding period of the substantially identical securities not delivered to close the short sale will commence on the closing of the short sale.

The Fund will purchase a call option only to close out a covered call option it has written. It will write a put option only to close out a put option it has purchased. Such closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or, to permit the sale of the underlying security.

Furthermore, effecting a closing transaction will permit the Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If it cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing or purchase of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional brokerage commissions will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange-listed options and over-the-counter options ("OTC options"). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlement may become available in the future. Index options and Eurocurrency instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options;
(2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (4) interruption of the normal operations of the OCC or an exchange; (5) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days.

Although not required to do so, the Fund generally expects to enter into OTC options that have cash settlement provisions. Unless the parties provide otherwise, there is no central clearing or guaranty function in an OTC option.

As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Fund's investment adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization (a "NRSRO"). The staff of the U.S. Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge against a decrease in the value of the underlying securities or instruments in its portfolio. The premium may also increase the Fund's income. The sale of put options can also provide income.

The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, and Eurocurrency instruments (see "Eurocurrency Instruments" below for a description of such instruments) that are traded in U.S. and foreign securities exchanges and in the over-the-counter markets, and futures contracts. The Fund may purchase and sell call options on currencies. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, convertible securities, and Eurocurrency instruments (whether or not the Fund holds the above securities in its portfolio), and futures contracts. The Fund may not purchase or sell futures contracts on individual corporate debt securities. The Fund may purchase and sell put options on currencies. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price. For tax purposes, the purchase of a put is treated as a short sale, which may cut off the holding period for the security. Consequently, the purchase of a put is treated as generating gain on securities held less than three months or short term capital gain (instead of long term) as the case may be.

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund may also purchase and sell call and put options on securities indices and other financial indices. By doing so, the Fund can achieve many of the same objectives that it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value.

The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or any other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or currency market changes and for risk management purposes. The use of futures for hedging is intended to protect the Fund from (1) the risk that the value of its portfolio of investments in a foreign market may decline before it can liquidate its interest, or (2) the risk that a foreign market in which it proposes to invest may have significant increases in value before it actually invests in that market. In the first instance, the Fund will sell a future based upon a broad market index which it is believed will move in a manner comparable to the overall value of securities in that market. In the second instance, the Fund will purchase the appropriate index as an "anticipatory" hedge until it can otherwise acquire suitable direct investments in that market. As with the hedging of foreign currencies, the precise matching of financial futures on foreign indices and the value of the cash or portfolio securities being hedged may not have a perfect correlation. The projection of future market movement and the movement of appropriate indices is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Regulatory policies governing the use of such hedging techniques require the Fund to provide for the deposit of initial margin and the segregation of suitable assets to meet its obligations under futures contracts. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurocurrency instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements, particularly the rules and regulations of the Commodity Futures Trading Commission. The Fund will use such techniques only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit an amount of cash or other specified assets (initial margin), which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances) with a financial intermediary as security for its obligations. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantage price or that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

CURRENCY TRANSACTIONS. The Fund may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract between the parties, at a specified price. These contracts are traded in the interbank market and conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement or commissions charges. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies. Currency swaps operate similarly to an interest rate swap (described below). The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO, or (except for OTC currency options) are determined to be of equivalent credit quality by the Fund's investment adviser.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Fund is engaging in proxy hedging (see "Proxy Hedging," below). If the Fund enters into a currency hedging transaction, it will comply with the asset segregation requirements described below. Cross currency hedges may not be considered "directly related" to the Fund's principal business of investing in stock or securities (or options and futures thereon), resulting in gains there from not qualifying under the "less than 30% of gross income" test of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure and transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund's dealing in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging").

TRANSACTION HEDGING. Transaction Hedging occurs when the Fund enters into a currency transaction with respect to specific assets or liabilities. These specific assets or liabilities generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income there from.

The Fund may use transaction hedging to preserve the United States dollar price of a security when they enter into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

POSITION HEDGING. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may use position hedging when the Fund's investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

CROSS HEDGING. The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or expects to have portfolio exposure.

PROXY HEDGING. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and buying U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the investment adviser considers that the Swedish krona is linked to the euro, the Fund holds securities denominated in Swedish krona and the investment adviser believes that the value of Swedish krona will decline against the U.S. dollar, the investment adviser may enter into a contract to sell euros and buy U.S. dollars.

COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward foreign currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single Strategic Transaction or when the investment adviser believes that it is in the Fund's best interests to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

EUROCURRENCY INSTRUMENTS. The Fund may make investments in Eurocurrency instruments. Eurocurrency instruments are futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR") or to the interbank rates offered in other financial centers. Eurocurrency futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurocurrency futures contracts and options thereon to hedge against changes in LIBOR and other interbank rates, to which many interest rate swaps and fixed income instruments are linked.

SEGREGATED AND OTHER SPECIAL ACCOUNTS. In addition to other requirements, many transactions require the Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through the ownership of the underlying security, financial instruments or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or segregate liquid high grade assets equal to the excess of the index value over the exercise price industry or other on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price. A currency contract which obligates the Fund to buy or sell currency will generally requires the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligation.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange-listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange-listed options sold by the Fund generally settle with physical delivery, and the Fund will segregate an amount of liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating sufficient liquid assets. Such assets may consist of cash, cash equivalents, liquid debt securities or other liquid assets.

With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets, if the Fund holds a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offered in combinations.

If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to such time, liquid assets equal to any remaining obligation would need to be segregated.

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement.

Borrowing may subject the Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

                                OTHER INVESTMENTS

Initial Public Offerings - The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributed to IPO investments; the impact on the Fund's performance of IPO investments will be magnified if the Fund has a small asset base. Although the IPO market in recent years has been strong, there is no guarantee that it will continue to be so or that suitable IPO's will be available and, as the Fund's assets grow, there is no guarantee that the impact of IPO investing will produce positive performance.

European Currency - Many European countries have adopted a single European currency, the Euro. On January 1, 1999, the Euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries.

Due to this change and its impact on the European capital markets in which the Fund may invest, the Fund may face additional risks. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share.

Miscellaneous - The Board may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the prospectus, provided that such investments would be consistent with the Fund's investment objective and that such investments would not violate the Fund's fundamental investment policies or restrictions.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions - In addition to its investment objective, the Fund has adopted the following fundamental investment restrictions which cannot be changed without approval by vote of a "majority of the outstanding voting securities" of the Fund. All other investment policies and practices described in the prospectus are not fundamental, meaning that the Board may change them without the approval of shareholders. As a matter of fundamental policy, the Fund may not:

1. As to 50% of its assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States or any agency or instrumentality thereof), if as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer.

2. Purchase stock or securities of an issuer (other than the obligations of the United States or any agency or instrumentality thereof), if such purchase would cause the Fund to own more than 10% of any class of the outstanding voting securities of such issuer or more than 10% of any class of the outstanding stock or securities of such issuer.

3. Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at the time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended, or any foreign law restricting distribution of securities in a country of a foreign issuer.

4. Buy or sell commodities or commodity contracts, provided that the Fund may utilize not more than 1% of its assets for deposits or commissions required to enter into forward foreign currency contracts, and financial futures contracts for hedging purposes as described in the prospectus. (Such deposits or commissions are not required for forward foreign currency contracts).

5. Borrow money except for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of value or cost of its total assets, in which case the Fund may pledge, mortgage or hypothecate any of its assets as security for such borrowing but not to an extent greater than 5% of its total assets. Notwithstanding the foregoing, to avoid the untimely disposition of assets to meet redemptions, the Fund may borrow up to 33 1/3%, of the value of its assets to meet redemptions, provided that it may not make other investments while such borrowings are outstanding.

6.   Make loans, except that the Fund may (1) lend portfolio securities; and
     (2) enter into repurchase agreements secured by U.S. government securities.

7. Invest more than 25% of its total assets in securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

8. Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets.

9. Invest in interests in oil, gas, or other mineral explorations or development programs.

10.  Issue senior securities.

11. Participate on a joint or a joint and several basis in any securities trading account.

12. Purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities).

13.  Invest in companies for the purpose of exercising control.

14. Purchase securities on margin, except that it may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities.

15.  Engage in short sales.

In applying the fundamental policy and restriction concerning concentration set forth above (i.e., not investing more than 25% of total assets in one industry):

1. Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

     (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

     (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and

     (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Non-Fundamental Policies and Restrictions - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus and elsewhere in this SAI, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1.   Hold more than 15% of its net assets in illiquid securities.

In addition, the Fund shall:

Except with respect to the Fund's investment restriction concerning borrowing, if a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Investment Programs" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

                   DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Trust's President and to senior management at the Trust's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Trust's President and/or senior management at CSS. CSS reports quarterly to the Board regarding the implementation of such policies and procedures.

The Trust is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten
(10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Trust's service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and the Fund accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. to the Trust's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4. to the Trust's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board. The Board has authorized the President of the Trust and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. There may be instances where the interests of the Fund's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust, the Fund, the Adviser nor any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                       TRUSTEES AND OFFICERS OF THE TRUST

The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk(*).

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. David J. Urban has been a Professor of Education since 1989. His strategic planning, organizational and leadership skills help the Board set long-term goals. Ms. Mary Lou H. Ivey has over 10 years of business experience as a practicing tax accountant and, as such, brings tax, budgeting and financial reporting skills to the Board. Mr. Pitt has experience as an investor, including his role as a trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a partner of a real estate partnership and as an Account Administrator for a money management firm. Mr. John Pasco III serves as President, Treasurer and Director of the Trust's administrator and also serves as a member of 2 other mutual fund boards outside of the Fund Complex. Mr. Pasco has over 30 years of experience in the mutual fund industry, including several years on staff with the Securities and Exchange Commission. With experience from these positions, he is able to provide the Board with knowledge and insight related to fund administration. The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

                                                      INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                                FUNDS IN            OTHER
                                        TERM OF                                                   FUND          DIRECTORSHIPS
                     POSITION(S)      OFFICE AND        PRINCIPAL OCCUPATION(S)                 COMPLEX        HELD BY TRUSTEE
 NAME, ADDRESS       HELD WITH        LENGTH OF           DURING THE PAST FIVE                  OVERSEEN         DURING THE
    AND AGE           THE TRUST      TIME SERVED                YEARS                          BY TRUSTEE      PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
John Pasco III*        Trustee        Indefinite,       President, Treasurer and Director           11        The World Funds,
8730 Stony Point                      Since June        of Commonwealth Shareholder                           Inc.; American
Pkwy Suite 205                           2010           Services, Inc. ("CSS"), the Trust's                   Growth Fund, Inc.
Richmond, VA                                            Administrator; President and
23235                                                   Director of First Dominion Capital
Age: 68                                                 Corp. ("FDCC"), the Trust's
                                                        underwriter; President and
                                                        Director of Commonwealth Fund
                                                        Services, Inc ("CFSI"), the Trust's
                                                        Transfer and Disbursing Agent;
                                                        President and Director of
                                                        Commonwealth Fund Accounting,
                                                        Inc. ("CFA"), which provides
                                                        bookkeeping services to the
                                                        Trust; Chairman, Trustee and
                                                        President of World
                                                        Insurance Trust, a registered
                                                        investment company, from May,
                                                        2002 to December 2009; and
                                                        Chairman, Director and President
                                                        of The World Funds, Inc., a
                                                        registered investment company,
                                                        since 1997. Mr. Pasco is a
                                                        certified public accountant.
--------------------------------------------------------------------------------------------------------------------------------

Mr. Pasco would be an "interested trustee", as that term is defined in the 1940 Act, because of his positions with and financial interests in CSS, CFSI, CFA and FDCC.

                                                    NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                                FUNDS IN            OTHER
                                        TERM OF                                                   FUND          DIRECTORSHIPS
                     POSITION(S)      OFFICE AND        PRINCIPAL OCCUPATION(S)                 COMPLEX        HELD BY TRUSTEE
 NAME, ADDRESS       HELD WITH        LENGTH OF           DURING THE PAST FIVE                  OVERSEEN         DURING THE
    AND AGE           THE TRUST      TIME SERVED                YEARS                          BY TRUSTEE      PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
David J. Urban         Trustee        Indefinite,       Dean, Jones College of Business,            11             None
8730 Stony Point                      Since June        Middle Tennessee State
Pkwy                                  2010              University since June 2013;
Suite 205                                               Virginia Commonwealth
Richmond, VA                                            University, Professor of Education
23235                                                   from 1989 to 2013.
Age: 58
--------------------------------------------------------------------------------------------------------------------------------
Mary Lou H. Ivey       Trustee        Indefinite,       Accountant, Harris, Hardy &                 11             None
8730 Stony Point                      Since June        Johnstone, P.C., accounting firm,
Pkwy                                  2010              since 2008; Accountant, Wildes,
Suite 205                                               Stevens & Brackens & Co.,
Richmond, VA                                            accounting firm, from 2007 to
23235                                                   2008; Accountant, Martin, Dolan
Age: 55                                                 & Holton, Ltd., accounting firm,
                                                        from 1997 to 2007.
--------------------------------------------------------------------------------------------------------------------------------
Theo H. Pitt, Jr.      Trustee        Indefinite;       Senior Partner, Community                   11       Independent
8730 Stony Point                      Since August      Financial Institutions Consulting                    Trustee of
Pkwy                                  2013              (bank consulting) since 1997 and                     Gardner Lewis
Suite 205                                               Account Administrator, Holden                        Investment Trust
Richmond, VA                                            Wealth Management Group of                           for the two series
23235                                                   Wachovia Securities (money                           of that trust;
Age: 77                                                 management firm) 2003 to 2008.                       Hanna
                                                                                                             Investment Trust
--------------------------------------------------------------------------------------------------------------------------------

                                                    NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                                FUNDS IN            OTHER
                                        TERM OF                                                   FUND          DIRECTORSHIPS
                     POSITION(S)      OFFICE AND        PRINCIPAL OCCUPATION(S)                 COMPLEX        HELD BY TRUSTEE
 NAME, ADDRESS       HELD WITH        LENGTH OF          DURING THE PAST FIVE                   OVERSEEN         DURING THE
    AND AGE          THE TRUST       TIME SERVED                YEARS                          BY TRUSTEE      PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                              for the one series
                                                                                                              of that trust;
                                                                                                              Hillman Capital
                                                                                                              Management
                                                                                                              Investment Trust
                                                                                                              for the one series
                                                                                                              of that trust;
                                                                                                              DGHM
                                                                                                              Investment Trust
                                                                                                              for the two series
                                                                                                              of that Trust; and
                                                                                                              Starboard
                                                                                                              Investment Trust
                                                                                                              for the 18 series
                                                                                                              of that trust; (all
                                                                                                              registered
                                                                                                              investment
                                                                                                              companies).
--------------------------------------------------------------------------------------------------------------------------------

                                                    OFFICERS WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                                FUNDS IN
                                        TERM OF                                                   FUND
                     POSITION(S)      OFFICE AND        PRINCIPAL OCCUPATION(S)                 COMPLEX             OTHER
 NAME, ADDRESS       HELD WITH        LENGTH OF          DURING THE PAST FIVE                   OVERSEEN        DIRECTORSHIPS
    AND AGE           THE TRUST      TIME SERVED                YEARS                          BY TRUSTEE      HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Karen M. Shupe        Treasurer       Indefinite,       Managing Director of Fund                  N/A               N/A
8730 Stony Point                      Since June        Operations, Commonwealth
Pkwy                                  2008              Companies, since 2003.
Suite 205
Richmond, VA
23235
Age: 50
--------------------------------------------------------------------------------------------------------------------------------
David Bogaert         Vice            Indefinite,       Managing Director of Business              N/A               N/A
8730 Stony Point      President       Since             Development, Commonwealth
Pkwy                                  November          Companies, October 2013 -
Suite 205                             2013              present; Senior Vice President of
Richmond, VA                                            Business Development and other
23235                                                   positions for Huntington Asset
Age: 50                                                 Services, Inc. from 1986 to 2013.
--------------------------------------------------------------------------------------------------------------------------------
John H. Lively        Secretary       Indefinite,       Attorney, The Law Offices of John          N/A               N/A
8730 Stony Point                      Since             H. Lively & Associates, Inc. (law
Pkwy                                  November          firm), March 2010 to present:
Suite 205                             2013              Attorney, Husch Blackwell
Richmond, VA                                            Sanders LLP (law firm), March
23235                                                   2007 to February 2010.
Age: 45
--------------------------------------------------------------------------------------------------------------------------------
Cynthia D.            Assistant       Indefinite,       Attorney, The Law Offices of John          N/A               N/A
Baughman              Secretary       Since             H. Lively & Associates, Inc. (law
8730 Stony Point                      November          firm), July 2011 to present;
Pkwy                                  2013              Associate, Investment Law
Suite 205                                               Group, LLP (law firm) (May 2009
Richmond, VA                                            - June 2011); Associate, Dechert,
23235                                                   LLP (law firm) (Oct. 1999 - Feb.
Age: 45                                                 2009).
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                                FUNDS IN
                                        TERM OF                                                   FUND
                     POSITION(S)      OFFICE AND        PRINCIPAL OCCUPATION(S)                 COMPLEX             OTHER
 NAME, ADDRESS       HELD WITH        LENGTH OF          DURING THE PAST FIVE                   OVERSEEN        DIRECTORSHIPS
    AND AGE          THE TRUST       TIME SERVED                YEARS                          BY TRUSTEE      HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Lauren Jones           Assistant      Indefinite,       Relationship Manager,                      N/A               N/A
8730 Stony Point       Secretary      Since             Commonwealth Shareholder
Pkwy                                  December          Services, Inc., since 2006.
Suite 205                             2009
Richmond, VA
23235
Age: 31
--------------------------------------------------------------------------------------------------------------------------------
Julian G. Winters     Chief           Indefinite,       Managing Member of Watermark               N/A               N/A
8730 Stony Point      Compliance      Since August      Solutions, LLC (investment
Pkwy                  Officer         2013              compliance and consulting) since
Suite 205                                               March 2007; previously, Vice
Richmond, VA                                            President of Compliance
23235                                                   Administration of The
Age: 45                                                 Nottingham Company.
--------------------------------------------------------------------------------------------------------------------------------

BOARD OF TRUSTEES. The Board of Trustees oversees the Trust and certain aspects of the services that the Adviser and the Funds' other service providers. Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Audit Committee of the Board is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board. [For the Fund's most recent fiscal year ended, August 31, 2013, the Audit Committee met four times.]

The Nominating and Corporate Governance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Nominating and Corporate Governance Committee's purposes, duties and powers are set forth in its written charter, which is described in Exhibit C - the charter also describes the process by which shareholders of the Trust may make nominations. The Trust established this Committee on August 2, 2013 and, as of August 31, 2013, the Committee met two times.

The Valuation Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Valuation Committee meets as needed in the event that the Funds hold any securities that are subject to valuation and it reviews the fair valuation of such securities on an as needed basis. The Trust established this Committee on August 2, 2013 and, as of August 31, 2013, the Committee did not meet.

TRUSTEE COMPENSATION. Each Trustee who is not an "interested person" of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Compensation received from the Trust for the fiscal year ended August 31, 2013 is as follows:

NAME OF               AGGREGATE       PENSION OR RETIREMENT     ESTIMATED ANNUAL      TOTAL COMPENSATION FROM
PERSON/             COMPENSATION    BENEFITS ACCRUED AS PART     BENEFITS UPON      TRUST/FUND COMPLES PAID TO
POSITION             FROM TRUST        OF FUNDS EXPENSES           RETIREMENT            TRUSTEES (*)(1)
David J. Urban,        $5,000                  $0                      $0                      $5,000
Trustee

Mary Lou H.            $5,000                  $0                      $0                      $5,000
Ivey, Trustee

Theo H. Pitt, Jr.,        -                                                                       -
Trustee(2)

--------------------------------------------------------------------------------
*   Trust does not pay deferred compensation.
(1) The "Fund Complex" consists of the Trust, which is comprised of the three Funds.
(2) Mr. Pitt became a Trustee to the Trust on August 2, 2013.

SALES LOADS. No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the principal underwriter and by the members of their immediate families. The Fund currently offers Institutional Shares and Platform Shares. No front-end or deferred sales charges are applied to the purchase of Institutional Shares or Platform Shares.

The Chairman of the Board of Trustees is Mr. Pasco, who is an "interested person" of the Trust, within the meaning of the 1940 Act. The Trust does not have a "lead" independent trustee. The use of an interested Chairman balanced by an independent Audit Committee allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust's auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions. Considering the size of the Trust and its shareholder base, the Trustees have determined that an interested Chairman balanced by an independent Audit Committee is the appropriate leadership structure for the Board of Trustees.

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund's risks directly and through its officers. While day-to-day risk management responsibilities rest with the each Fund's Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust's valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund's investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Funds; (5) engaging the services of the Chief Compliance Officer of the each Fund to test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust's independent registered public accounting firm regarding the Fund's financial condition and the Trust's internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust's compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisers and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. The characteristics that have led the Board to conclude that each of the Trustees should continue to serve as a Trustee of the Trust are discussed below.

Sales Loads - No front-end or contingent deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser, FDCC, and by the members of their immediate families. These sales waivers are in place because of the nature of the investor and in recognition of the reduced sales effort required to attract such investments.

Code of Ethics - The Fund, the Adviser and the principal underwriter have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts. The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies - The Trust is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Board has delegated to the Adviser responsibility for decisions regarding proxy voting for securities held by the Fund. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board. The Trust's Proxy Voting Policy is attached as Exhibit A and the Adviser's Proxy Voting Policy is attached as Exhibit B. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 is available (1) without charge, upon request by calling 800-527-9525 and (2) on the SEC's website at http://www.sec.gov.

                CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser.

[As of August 31, 2013], the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Fund.

--------------------------------------------------------------------------------
NAMES AND ADDRESSES                NUMBER OF SHARES             PERCENT OF CLASS
--------------------------------------------------------------------------------
None
--------------------------------------------------------------------------------

      As of the date of this SAI, the Trustees and officers of the Trust own beneficially none of the shares of the Fund.

                         ADVISER AND ADVISORY AGREEMENT

Toreador Research & Trading, LLC, located at 7493 North Ingram, Suite 104, Fresno, CA 93711 (the "Adviser") manages the investments of the Fund. The Adviser is registered as an adviser under the Advisers Act of 1940, as amended. The Adviser is a privately held, limited liability company.

Pursuant to a reorganization that took place on xxx __, 2014, the Fund is a successor by merger to a series of the World Funds, Inc. (the "Predecessor Fund"). On August 2, 2012, the Board of Directors of the Predecessor Fund approved the Adviser to act as interim investment adviser to the Predecessor Fund under SEC Rule 15a-4 of the Investment Company Act of 1940. On August 23-24, 2012, at a regular Board meeting of the Predecessor Fund, the Predecessor Fund's Board considered a proposed two (2) year investment advisory agreement between the Predecessor Fund and the Adviser. The two (2) year investment advisory agreement between the Predecessor Fund and the Adviser was approved by shareholders of the Predecessor Fund at a special meeting held on December 27, 2012.

Pursuant to an Advisory Agreement, the Adviser, subject to the supervision of the trustees, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies, and restrictions as set forth in the prospectus and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the trustees such periodic or other reports as the trustees may request.

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

For its services under the Advisory Agreement, the Adviser is entitled to a fee which is calculated daily and paid monthly at an annual rate of 1.15% on the average daily net assets of the Fund. Prior to August 2, 2012, the Fund received advisory services from a Predecessor Adviser. Advisory fees received by the Predecessor Adviser for advisory services to the Predecessor Fund for each of the years set forth below ending on August 31 were:

----------------------------------------------------------------------
Year                          Earned                           Waived
----------------------------------------------------------------------
2010                         1,006,090                         262,109
----------------------------------------------------------------------
2011                           878,638                         137,707
----------------------------------------------------------------------
2012                           346,083                         187,916
----------------------------------------------------------------------

In the interest of limiting the Fund's expenses, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the agreement, the Adviser has agreed to waive or limit their fees and/or assume other expenses until [January 31, 2016] so that the ratio of net expenses is limited to 2.00% and 1.75% for the Fund's Investor Shares', Class C Shares' and Institutional Shares' average daily net assets, respectively. This limit does not apply to interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of fees waived or expenses reimbursed pursuant to the agreement. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board. As of August 31, 2013, there are $147,094 of recoverable expense reimbursements or fee waivers which expire in 2016.

Fee waivers and reimbursements by the Adviser with regard to the Predecessor Fund will continue to be recoverable. Such recoupment was approved by shareholders in connection with the reorganization of the Predecessor Fund into the Trust.

Portfolio Managers
------------------

Mr. Paul Blinn, portfolio manager, is jointly responsible for the day-to-day management of the Fund's portfolio, including stock selection, investment monitoring and trading. Mr. Blinn has 20 years of capital market experience, during which time he had oversight and direct responsibility for the discretionary trading and risk management of large and complex portfolios of cash and derivative securities using numerous arbitrage strategies that sought to exploit pricing discrepancies identified by statistical models. He acquired this experience as an Executive Director at UBS, a global financial firm, and its predecessor banks from 1985 to 2000, and, most recently, as a Vice President of a leading option market maker and then a Senior Equity derivatives trader for a hedge fund from 2000 to 2005. Mr. Blinn graduated with honors from The University of Texas at Austin with a BBA in Finance.

Mr. Resendes, portfolio manager, is jointly responsible for the day-to-day management of the Fund's portfolio, including stock selection and investment monitoring. Mr. Resendes, co-founder of the Applied Finance Group, has over 17 years of capital market experience and has spent the past 12 years in the area of equity research and valuation. Mr. Resendes has been an adjunct professor of finance at DePaul University in Chicago, and is a frequently cited source for publications such as Forbes, The Wall Street Journal, and CBS MarketWatch.com, among others. Mr. Resendes was co-portfolio manager of an equity hedge fund sponsored by AFG from 1998 to 1999. He graduated Phi Beta Kappa from The University of California, Berkeley with a BS in Finance and received his MBA from the University of Chicago.

                           MANAGEMENT-RELATED SERVICES

Administration - Pursuant to an Administrative Services Agreement with the Trust (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as administrator of the Fund and supervises all aspects of the operation of the Fund except those performed by the Adviser. John Pasco, III, Chairman of the Board, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

CSS, as administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS currently receives received 0.10% of average daily net assets. As provided in the Administrative Agreement, CSS received fees of $44,790, $51,552 and $123,274 for the fiscal years ended August 31, 2013, 2012 and 2011, respectively, from the Predecessor Fund.

Custodian and Accounting Services - Pursuant to a Custodian Agreement and the Accounting Agency Agreement with the Trust, Brown Brothers Harriman ("BBH"), acts as the custodian of the Fund's securities and cash and as the Fund's accounting services agent. With the consent of the Trust, BBH has designated The Depository Trust Company of New York ("DTC") as its agent to secure a portion of the assets of the Fund. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities acquired and held by the Fund outside the U.S. Such appointments are subject to appropriate review by the Trust's Board. As the accounting services agent of the Fund, BBH maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business.

Transfer Agent - Pursuant to a Transfer Agent Agreement with the Trust, Commonwealth Fund Services, Inc. ("CFSI" or the "Transfer Agent") acts as the Trust's transfer and dividend disbursing agent. CFSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. John Pasco, III, Chairman of the Board, is the sole owner of CFSI. Therefore, CFSI may be deemed to be an affiliate of the Trust and CSS.

CFSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. CFSI is responsible for processing orders and payments for share purchases. CFSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. CFSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

For its services as transfer agent, CFSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor - First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board, owns 100% of FDCC, and is its President, Treasurer and a Director. Therefore, FDCC may be deemed to be an affiliate of the Trust and CSS. FDCC is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of the Fund's shares is continuous.

The Distributor received the following compensation as a result of the sale of the Predecessor Fund's shares:

---------------------------------------------------------------------------------------------------
                            NET
FISCAL YEARS           UNDERWRITING             COMPENSATION
   ENDED               DISCOUNTS AND           ON REDEMPTIONS        BROKERAGE          OTHER
AUGUST 31(st)           COMMISSIONS           AND REPURCHASES       COMMISSIONS     COMPENSATION(1)
---------------------------------------------------------------------------------------------------
2011                   $   942                 $ 5,137                  None        $ 96,592
---------------------------------------------------------------------------------------------------
2012                   $ 1,593                 $ 1,684                  None        $ 50,583
---------------------------------------------------------------------------------------------------
2013                   $   558                 $     0                  None        $
---------------------------------------------------------------------------------------------------

(1) Fees received pursuant to the Predecessor Fund's Distribution (12b-1) and servicing fees.

Independent Registered Public Accounting Firm - The Trust's independent registered public accounting firm, Tait, Weller & Baker LLP, audit the Trust's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Trust's tax returns. Tait, Weller & Baker LLP is located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of the Fund's securities, to seek to obtain the best price and execution for securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Adviser, the Adviser arranges for execution of the transaction in a manner deemed to provide the best price and execution for the Fund.

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of the Fund's brokerage to persons or firms providing the Adviser with investment recommendations, statistical, research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical, research or similar services" means: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (2) furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.

Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for the Fund may be used by the Adviser for the benefit of other clients, and the Fund may benefit from such transactions effected for the benefit of other clients.

For the fiscal year ended August 31, 2013, the Predecessor Fund did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.

The Adviser may be authorized, when placing portfolio transactions for the Fund, to pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information.

Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

The Trustees of the Trust have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Trust that the Fund will receive: (1) a price and execution no less favorable than that available from unaffiliated persons; and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The trustees review all transactions which have been placed pursuant to those policies and procedures at its meetings.

When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Fund. The Board believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

The Predecessor Fund paid brokerage commissions of $11,012, $70,971 and $101,002 for the fiscal years ended August 31, 2013, 2012 and 2011, respectively.

The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board, including those who are not "interested persons", has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended August 31, 2011, 2012 and 2013 the Predecessor Fund paid no brokerage commissions on portfolio transactions effected by affiliated brokers.

Securities of "Regular Broker-Dealers." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. As of August 31, 2013, the Predecessor Fund did not hold any securities of "regular broker-dealers."

Portfolio Turnover - Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the Adviser's opinion, to meet the Fund's objective. Under normal market conditions, the Adviser anticipates that the average annual portfolio turnover rate of the Fund will be less than 100%.

                              DESCRIPTION OF SHARES

The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust's Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust's shares of beneficial interest have no par value.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

Rule 18f-3 Plan - The Board has adopted a Rule 18f-3 Multiple Class Plan on behalf of the Trust for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Fund. At present, the Fund offers Investor Shares charging a 0.25% 12b-1 fee; Class C Shares imposing a deferred sales charge of 2.00% if shares are redeemed within 2 years after purchase and charging a 1.00% distribution (i.e., 12b-1) and service fee; and Institutional Shares, not charging 12b-1 fees.

                              PLAN OF DISTRIBUTION

The Fund has a Plan of Distribution for the Fund's Investor Shares and a Distribution and Service Plan for the Fund's Class C Shares (each a "12b-1 Plan" and, together, the "12b-1 Plans") under which it may finance certain activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the 12b-1 Plans were incurred within the preceding 12 months and accrued while the 12b-1 Plans are in effect.

The Fund's Investor and Class C shares have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. Payments for distribution expenses under the 12b-1 Plans are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Trust." For Investor Shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Investor Shares' average daily net assets. For Class C Shares, the Plan provides that the Fund will pay a fee to the distributor at an annual rate of 1.00% of Class C Shares' average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the year ended August 31, 2013, $27,352 was incurred in distribution and shareholder servicing fees by the Predecessor Fund.

Under the Class C Shares' 12b-1 Plan, payments by the Trust (i) for distribution expenses may not exceed the annualized rate of 0.75% of the average daily net assets attributable to the Fund's outstanding Class C Shares, and (ii) to an institution (a "Service Organization") for shareholder support services may not exceed the annual rate of 0.25% of the average daily net assets attributable to the Fund's outstanding Class C Shares which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship.

Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to Class C Shareholders: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting services with respect to Class C Shares or the information necessary for sub-accounting services; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in Class C Shares; (vi) responding to customer inquiries; and
(vii) providing a service to invest the assets of customers in Class C Shares.

The Trust understands that Service Organizations may charge fees to their customers who are the beneficial owners of Class C Shares, in connection with their accounts with such Service Organizations. Any such fees would be in addition to any amounts which may be received by an institution under the 12b-1 Plan. Under the terms of each servicing agreement entered into with the Trust, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class C Shares.

                ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares - You may purchase shares of the Fund directly from FDCC. You may also buy shares through accounts with brokers or dealers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution.

The offering price per share for the Fund's Investor and Institutional Shares is equal to the NAV next determined after the Fund or authorized institution receives your purchase order, plus any applicable sales charge.

Authorized institutions may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual authorized institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectuses and statements of additional information. Your authorized institution will provide you with specific information about any processing or service fees you will be charged.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your order to the Fund by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. Under certain circumstances the Trust or the Adviser may waive the minimum initial investment for purchases by officers, trustees, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchange Privilege - Shareholders may exchange their shares for shares of any other series of the Trust, provided the shares of the fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. A written request must have been completed and be on file with the Transfer Agent. Also, to make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge the shareholder's account a $10 service fee each time there is a telephone exchange. The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so. For tax purposes, an exchange constitutes the sale of the shares of the fund from which you are exchanging and the purchase of shares of the fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholder sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in an orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the Fund next computed after your request for exchange is received in proper form.

Eligible Benefit Plans - An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than ten employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least five initial participants with accounts investing or invested in shares of one or more of the Funds and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

You may redeem shares of the Fund at any time and in any amount by mail or telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Fund's procedure is to redeem shares at the NAV next determined after the Fund, Transfer Agent or Authorized Institution receives the redemption request in proper order. Payment will be made promptly, but no later than the seventh day following the receipt of the redemption request in proper order. The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends or holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectus, the Fund offers the following shareholder services:

Regular Account - A regular account allows a shareholder to make voluntary investments and/or withdrawals at any time. Regular accounts are available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others. You may use the account application provided with the prospectus to open a regular account.

Telephone Transactions - You may redeem shares or transfer into another fund by telephone if you request this service on your initial account application. If you do not elect this service at that time, you may do so at a later date by sending a written request and signature guarantee to the Transfer Agent.

The Trust employs reasonable procedures designed to confirm the authenticity of your telephone instructions and, if it does not, it may be liable for any losses caused by unauthorized or fraudulent transactions. As a result of this policy, a shareholder that authorizes telephone redemption bears the risk of losses, which may result from unauthorized or fraudulent transactions which the Trust believes to be genuine. When you request a telephone redemption or transfer, you will be asked to respond to certain questions. The Trust has designed these questions to confirm your identity as a shareholder of record.

Your cooperation with these procedures will protect your account and the Fund from unauthorized transactions.

Automatic Investment Plan - The Automatic Investment Plan allows shareholders to make automatic monthly investments into their account. Upon request, the Transfer Agent will withdraw a fixed amount each month from a shareholder's checking account and apply that amount to additional shares. This feature does not require you to make a commitment for a fixed period of time. You may change the monthly investment, skip a month or discontinue your Automatic Investment Plan as desired by notifying the Transfer Agent. To receive more information, please call the offices of the Trust at (800) 527-9525 or the Transfer Agent at
(800) 628-4077. Any shareholder may utilize this feature.

Retirement Plans - Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

1. Individual Retirement Accounts (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2. Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Trust at (800) 527-9525. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

                                   TAX STATUS

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS"), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting a Fund and its shareholders (including shareholders owning large positions in the Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors to determine the tax consequences to them of investing in a Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company ("RIC"), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax ("AMT"). Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

o a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

o a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

o an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

o a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A "Non-U.S. shareholder" is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

TAXATION AS A RIC -- The Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a "qualified publicly traded partnership." A "qualified publicly traded partnership" is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% income test it is no longer subject to a 35% penalty as long as such failure is inadvertent. Instead, such RIC is only required to pay the tax the amount of shortfall to the amount that would have satisfied the 90% income test.

With respect to the asset-diversification requirement, the fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is "de minimis." Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its "investment company taxable income" as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%). The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.
The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund's ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund's capital gain net income (generally computed for the one-year period ending on October
31) and (iii) any income realized, but not distributed, and on which we paid no federal income tax in preceding years. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, do not expect to be subject to this excise tax.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in the Fund's "investment company taxable income" (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to 2011, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

Gain or loss realized by the Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant. Upon the exercise of a warrant acquired by the Fund, the Fund's tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant.

Except as set forth in "Failure to Qualify as a RIC," the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

FAILURE TO QUALIFY AS A RIC -- If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund's shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as "qualified dividend income" eligible for reduced rates of U.S. federal income taxation, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund's current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders' tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

The Board reserves the right not to maintain the qualifications of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

TAXATION FOR U.S. SHAREHOLDERS -- Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund's ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund's income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers' cooperatives or real estate investment trusts or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Dividends received by the Fund from an exchange traded fund

("ETF") or other investment company taxable as a RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such ETF. If you lend your Fund shares pursuant to a securities lending or similar arrangement, you may lose the ability to treat dividends (paid while the Fund shares are held by the borrower) as qualified dividend income. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses ("capital gain dividends"), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of the Fund's earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Fund is not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders' AMT liabilities. The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund's taxable income (determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Fund intends to distribute all realized capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, its proportionate shares of such undistributed amount, and (ii) will be entitled to credit its proportionate shares of the federal income tax paid by the Fund on the undistributed amount against its U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder's gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events. U.S. shareholders should consult their own tax advisor with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, currently a maximum of 35%, while long-term capital gain generally will be taxed at a maximum rate of 15%. Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund's shareholders' Consolidated Form 1099s when "covered" securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund's standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund's standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their "net investment income," which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

The Fund is required in certain circumstances to backup withhold at a current rate of 28% on taxable distributions and certain other payments paid to non-corporate holders of the Fund's shares who do not furnish the Fund with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

TAX SHELTER REPORTING REGULATIONS -- Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

SHAREHOLDER REPORTING OBLIGATIONS WITH RESPECT TO FOREIGN FINANCIAL ASSETS -- Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in "specified foreign financial assets" on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938's release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder's (indirect) interest in the Fund's "specified foreign financial assets," if any, will be required to be reported on this Form 8938.

OTHER REPORTING AND WITHHOLDING REQUIREMENTS -- Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments ("withholdable payments") made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; there scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a "foreign financial institution" will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders' direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund. Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS -- Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

U.S. GOVERNMENT OBLIGATIONS - Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. This preferential treatment may not be available to the extent the Fund receives such interest indirectly through an investment in an ETF. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

ORIGINAL ISSUE DISCOUNT, PAY-IN-KIND SECURITIES, MARKET DISCOUNT AND COMMODITY-LINKED NOTES -- Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in the Fund's taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having "market discount." Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its "revised issue price") over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt obligation.
Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund's income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund's income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See "Higher-Risk Securities."

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having "acquisition discount" (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

HIGHER-RISK SECURITIES -- To the extent such investments are permissible for the Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

ISSUER DEDUCTIBILITY OF INTEREST -- A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

SECTION 1256 CONTRACTS - Certain listed options, regulated futures contracts, and forward foreign currency contracts are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be "marked-to-market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts (other than certain foreign currency contracts) generally will be considered 60% long-term and 40% short-term capital gain or loss.

Tax-Exempt Shareholders -- A tax-exempt shareholder could recognize unrelated business taxable income (UBTI) by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes "excess inclusion income" derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund's investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts ("CRTs") that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes "excess inclusion income." Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes "excess inclusion income," then the regulated investment company will be subject to a tax on that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Fundhas not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

PASSIVE FOREIGN INVESTMENT COMPANIES -- A passive foreign investment company ("PFIC") is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a "qualified electing fund" (i.e., make a "QEF election"), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

FOREIGN CURRENCY TRANSACTIONS -- The Fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

FOREIGN TAXATION -- Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to be eligible to pass through to shareholders a credit or deduction for such taxes.

The ETFs and other investment companies in which the Fund invests may invest in foreign securities. Dividends and interest received by an ETF's or investment company's holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. As noted above, tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the ETF or investment company in which the Fund invests is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such ETF's or investment company's total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the ETF or investment company should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the Fund, subject to certain limitations. The Fund, however, is not expected to be able to pass these benefits along to its shareholders.

FOREIGN SHAREHOLDERS -- Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Internal Revenue Code (such shareholder, a "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

In general, a regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within a foreign country that has inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders ("interest-related dividends"), and
(ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company ("short-term capital gain dividends"). If the Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons.

The Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of the Fund that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or
(iii) the special rules relating to gain attributable to the sale or exchange of "U.S. real property interests" ("USRPIs") apply to the foreign shareholder's sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if the Fund were either a "U.S. real property holding corporation" ("USRPHC") or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation's USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder's current and past ownership of the Fund. On and after January 1, 2012, this "look-through" USRPI treatment for distributions by a Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund's assets. The Fund does not expect to be USRPHCs. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Fund.

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder's conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

                              FINANCIAL INFORMATION

The Fund is a continuation of the Predecessor Fund and, therefore, the Fund's financial information includes results of the Predecessor Fund. The Predecessor Fund began initial operations on October 1, 1998 as the Third Millennium Russia Fund (the "Russia Fund") On August 2, 2012 the Russia Fund changed its name and investment objective. The Predecessor Fund succeeded the Russia Fund's operations. Shareholders of the Predecessor Fund approved the reorganization into the Fund on January ____, 2014 and received shares of the Fund on January ___, 2014.

The audited financial statements of the Predecessor Fund (including those of the Russia Fund) for the fiscal years ended August 31, 2011, 2012 and 2013 including the financial highlights appearing in the Annual Report to shareholders, have been adopted by the Fund and are incorporated by reference and made a part of this document. You may request a copy of the annual and semi-annual reports for the Fund, once available, and the Predecessor Fund at no charge by calling the Fund at:

                                WORLD FUNDS TRUST
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                            Telephone: (800) 527-9525
                          Website: www.____________.com
                             e-mail: mail@ccofva.com

                                    EXHIBIT A
                                WORLD FUNDS TRUST
                        PROXY VOTING POLICY AND PROCEDURE

     The World Funds Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust offers multiple series (each a "Fund" and, collectively, the "Funds"). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the "Proxy Rule"), the Board of Trustees of the Trust (the "Board") has adopted this proxy voting policy on behalf of the Trust (the "Policy") to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds' shareholders.

           DELEGATION OF PROXY VOTING AUTHORITY TO FUND ADVISERS
           -----------------------------------------------------

     The Board believes that the investment advisor of each Fund (each an "Adviser" and, collectively, the "Advisers"), as the entity that selects the individual securities that comprise its Fund's portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

     The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund's investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser's proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

                        CONFLICT OF INTEREST TRANSACTIONS
                        ---------------------------------

     In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund's shareholders, and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser's proxy voting policy, to the extent consistent with the shareholders' best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board's decision.

 AVAILABILITY OF PROXY VOTING POLICY AND RECORDS AVAILABLE TO FUND SHAREHOLDERS
 ------------------------------------------------------------------------------

     If a Fund has a website, the Fund may post a copy of its Adviser's proxy voting policy and this Policy on such website. A copy of such policies and of each Fund's proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund's toll-free telephone number as printed in the Fund's prospectus. The Trust's administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

     Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust's administrator within 15 days following the end of each calendar quarter. The Trust's administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

                                    EXHIBIT B

                        TOREADOR RESEARCH & TRADING, LLC
                        Proxy and Corporate Action Voting
                             Policies and Procedures

I.   POLICY.

Toreador Research & Trading, LLC (the "Adviser") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end management investment companies (i.e., "mutual funds"). The Adviser is registered with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Some of the Adviser's clients have delegated to the Adviser the authority to vote proxies or act with respect to corporate actions that may arise with respect to securities held within such client's investment portfolio. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. The Adviser's authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its investment advisory agreements. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these policies and procedures.

When voting proxies or acting with respect to corporate actions on behalf of clients, the Adviser's utmost concern is that all decisions be made solely in the best interests of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets in the client's account.

II.  PURPOSE.

The purpose of these policies and procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Advisers Act. These policies and procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III. PROCEDURES.

The Adviser is ultimately responsible for ensuring that all proxies received are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals may be voted in accordance with the Guidelines described in Section V below, some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

The Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action that are received are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A.   Conflicts of Interest.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below:

1. Vote in Accordance with the Guidelines. To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2. Obtain Consent of Clients. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the client will be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that client's account.

3. Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct the Adviser to forward all proxy matters in which the Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Adviser will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, the Adviser will abstain from voting the securities held by that client's account.

The Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified will be addressed as described above in this Section III, A.

B.   Limitations.

In certain circumstances, in accordance with a client's investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received.

The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. Client Maintains Proxy Voting Authority. Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser for such account, it will promptly be forwarded to the client or specified third party.

2. Terminated Account. Once a client account has been terminated in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination date. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. Limited Value. If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4. Securities Lending Programs. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for the purposes of voting.

5. Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits from the proxy proposal.

IV.  RECORD KEEPING.

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all written client requests for proxy voting information; (v) a copy of any written response made by the Adviser to any written or oral client request for proxy voting information; (vi) any documents prepared by the Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision; and (vii) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Form ADV, Part II (or other brochure fulfilling the requirement of Rule 204-3 under the Advisers Act) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. The Adviser will also provide to each mutual fund client a copy of its policies and procedures. Clients may obtain information on how their securities were voted or a copy of the policies and procedures by written request addressed to the Adviser.

The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which a mutual fund was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. The Adviser shall maintain and provide the following information concerning any shareholder meetings with respect to which a mutual fund they manage was entitled to vote:

     o    the name of the issuer of the portfolio security;
     o    the exchange ticker symbol of the portfolio security(1);
     o    the CUSIP number of the portfolio security(1);
     o    the shareholder meeting date;
     o    a brief description of the matter voted on;
     o    whether the matter was put forward by the issuer or a shareholder;
     o    whether the mutual fund voted;
     o    how the mutual fund cast its vote; and
     o    whether the mutual fund cast its vote for or against management.

V.   GUIDELINES.

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.   Oppose.

The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's board entrenchment and anti-takeover measures such as the following:

a.   Proposals to stagger board members' terms;

b.   Proposals to limit the ability of shareholders to call special meetings;

c.   Proposals to require super majority votes;

d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e.   Proposals regarding "fair price" provisions;

f.   Proposals regarding "poison pill" provisions; and

g.   Permitting "green mail".

2.   Providing cumulative voting rights.

B.   Approve.

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1. Election of independent accountants recommended by management, unless seeking to replace if there exists a dispute over policies.

2.   Date and place of annual meeting.

3.   Limitation on charitable contributions or fees paid to lawyers.

4. Ratification of directors' actions on routine matters since previous annual meeting.

5. Confidential voting. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. The Adviser will generally vote to approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.   Limiting directors' liability.

7. Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8. The Adviser will generally vote to approve the elimination of preemptive rights, but will oppose the elimination of listed preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.   Employee Stock Purchase Plans.

10.  Establish 40 1(k) Plans.

C.   Case-By-Case.

The Adviser will review each issue in this category on a case-by-case basis. Voting decisions will he made based on the financial interest of the client involved. These matters include proposals to:

1.   Pay directors solely in stock;

2.   Eliminate director's mandatory retirement policy;

3.   Rotate annual meeting location or date;

4.   Changes in the state of incorporation;

5.   Social and corporate responsibility issues;

6.   Option and stock grants to management and directors; and

7. Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

D.   Investment Company Issues.

From time to time the Adviser will have to vote shares of investment company securities that may be held in a client's account. These matters generally include proposals to:

1.   Elect directors or trustees;

2.   Ratify or approve independent accountants;

3.   Approve a new investment adviser or sub-adviser;

4.   Approve a change to an investment advisory fee;

5.   Approve a Distribution (i.e., Rule 12b-1) Plan;

6. Approve a change in a fundamental investment objective, policy or limitation;

7.   Approve a change in the state of incorporation; and

8.   Approve a plan of reorganization or merger.

The Adviser will generally vote with management's recommendation on the election of directors and trustees, the approval of independent accountants, the approval of a change in a fundamental investment objective, policy or limitation, and the approval of a change in the state of incorporation. On the approval of a new investment adviser or sub-adviser, approval of a change in investment advisory fee, approval of a distribution (i.e., Rule 12b-1) plan, or the approval of a plan of reorganization or merger, the Adviser will review each issue on a case-by-case basis. Voting decisions will be made based on the financial interest of the client involved.

================================================================================

(1) The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.

                                    EXHIBIT C

              NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

                                WORLD FUNDS TRUST

NOMINATING AND CORPORATE GOVERNANCE COMMITTEE MEMBERSHIP

  1. The Nominating and Corporate Governance Committee of World Funds Trust (the "Trust") shall be composed entirely of Independent Trustees.

BOARD NOMINATIONS AND FUNCTIONS

  1. The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates' qualifications for Board membership and their independence from the investment advisers to the Trust's series portfolios and the Trust's other principal service providers. Persons selected as Independent Trustees must not be "interested person" as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have and affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

  2. The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

  3. The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

  4. The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

COMMITTEE NOMINATIONS AND FUNCTIONS

  1. The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

  2. The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

OTHER POWERS AND RESPONSIBILITIES

  1. The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

  2. The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

Adopted:   August 2, 2013

APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

WORLD FUNDS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

  I. Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

 II. Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III. Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate's knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate's educational background; (iv) the candidate's reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board's existing mix of skills, core competencies and qualifications; (vi) the candidate's perceived ability to contribute to the ongoing functions of the Board, including the candidate's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate's ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

                                OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the "Registrant") dated April 9, 2007.(1)

(a)(2) Certificate of Amendment dated January 7, 2008 to the Registrant's Certificate of Trust dated April 9, 2007.(1)

(a)(3) Registrant's Agreement and Declaration of Trust dated April 9, 2007, as revised June 23, 2008.(2)

          (B) REGISTRANT'S BY-LAWS DATED APRIL 9, 2007.(1)

(C)       NOT APPLICABLE.

(d)(1) Investment Advisory Agreement between the Registrant and Navigator Money Management, Inc. with respect to (Sector Rotation Fund (formerly The Navigator Fund).(8)

(d)(2) Investment Advisory Agreement, dated January 29, 2009, between the Registrant and Sherwood Forest Capital Management, with respect to the Sherwood Forest Long/Short Fund.(8)

(d)(3) Investment Advisory Agreement between the Registrant and Union Street Partners, LLC with respect to the Umion Street Partners Value Fund.(11)

(d)(3)(a) Investment Sub-Advisory Agreement between Union Street Partners, LLC and McGinn Investment Management, Inc. with respect to the Union Street Partners Value Fund.(11)

(d)(4) Investment Advisory Agreement between the Registrant and Gibson Volatility Management, LLC with respect to the GVM Managed Volatility Fund.

(d)(5) Investment Advisory Agreement between the Registrant and Perkins Capital Management, Inc.(12)

(d)(6) Investment Advisory Agreement between the Registrant and Virginia Financial Innovations Corp. with respect to the Virginia Equity Fund(13)

(d)(7) Investment Advisory Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM All-Cap Value Fund.(14)

(d)(8) Investment Advisory Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM V2000 SmallCap Value Fund.(14)

(d)(9) Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS International Real Estate Value Opportunity Fund.(15)

(d)(10) Investment Advisory Agreement between the Registrant and B. Riley Asset Management, LLC with respect to the B. Riley Diversified Equity Fund.(16)

(d)(10) Investment Advisory Agreement between the Registrant and Toreador Research and Trading, LLC with respect to the Toreador International Fund.(17)

(e)(1) Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp.(3).

(e)(2) Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp.(8)

(e)(3) Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated August 2, 2013.(14)

(e)(4) Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated October 11, 2013.(15)

(e)(5) Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated November 26, 2013.(16)

(e)(6) Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated August xx, 2014.(17)

(g)(1) Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A.(2)

(g)(2) Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A. with respect to the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.(8)

(g)(3) Form of revised Appendix B and Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include Sector Rotation Fund (formerly The Navigator Fund).(8)

(g)(4) Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the Union Street Partners Value Fund.(8)

(g)(5) Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the GVM Managed Volatility Fund.(8)

(g)(6) Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the Perkins Discovery Fund.(12)

(g)(7) Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the Virginia Equity Fund.(13)

(g)(8) Custody Agreement dated October xx, 2013 between the Registrant and Brown Brothers Harriman with respect to REMS International Fund(15)

(g)(9) Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the B.Riley Diversified Equity Fund.(16)

(g)(10) Custody Agreement dated August xx, 2014 between the Registrant and Brown Brothers Harriman with respect to Toreador International Fund(17)

(H)(1)(A) ADMINISTRATIVE SERVICES AGREEMENT DATED JULY 30, 2008 BETWEEN THE REGISTRANT AND COMMONWEALTH SHAREHOLDER SERVICES, INC.(3)

          (h)(1)(b) Schedule A to the Administrative Services Agreement.(4)

          (h)(1)(c) Amended and Restated Administrative Services Agreement dated July 30, 2008, as amended and restated between the Registrant and Commonwealth Shareholder Services, Inc.(4)

          (h)(1)(d) Amended and Restated Administrative Services Agreement between the Registrant and Commonwealth Shareholder Services, Inc.(8)

          (h)(1)(e) Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc. with respect to the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Long/Short Fund(8)

          (h)(1)(f) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Sector Rotation Fund (formerly The Navigator Fund).(8)

          (h)(1)(g) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Union Street Partners Value Fund.(8)

          (h)(1)(h) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the GVM Managed Volatility Fund.(8)

          (h)(1)(i) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Perkins Discovery Fund.(12)

          (h)(1)(j) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Virginia Equity Fund(13)

          (h)(1)(k) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the DGHM Funds.(14)

          (h)(1)(l) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the REMS International Fund.(15)

          (h)(1)(m) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the B Riley Diversified Equity Fund.(16)

          h)(1)(n) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Toreador International Fund.(17)

(H)(2)(A) TRANSFER AGENCY AND SERVICES AGREEMENT DATED OCTOBER 1, 2008 BETWEEN THE REGISTRANT AND COMMONWEALTH FUND SERVICES, INC.(3)

          (h)(2)(b) Schedule C to the Transfer Agency and Services Agreement dated October 1, 2008 between the Registrant and Commonwealth Fund Services, Inc.(4)

          (h)(2)(c) Amended and Restated Transfer Agency and Services Agreement between the Registrant and Commonwealth Fund Services.(8)

          (h)(2)(d) Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc. with respect to the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.(8)

          (h)(2)(e) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Sector Rotation Fund (formerly The Navigator Fund).(8)

          (h)(2)(f) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Union Street Partners Value Fund.(8)

          (h)(2)(g) Form of Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the GVM Managed Volatility Fund.(8)

          (h)(2)(h) Form of Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Perkins Discovery Fund.(12)

          (h)(2)(i) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Virginia Equity Fund(13)

          h)(2)(j) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the DGHM Funds.(14)

          h)(2)(k) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the REMS International Fund.(15)

          h)(2)(l) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the B. Riley Diversified Equity Fund.(16)

          h)(2)(l) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Toreador International Fund.(17)

(H)(3)(A) ACCOUNTING SERVICES AGREEMENT DATED JULY 30, 2008 BETWEEN THE REGISTRANT AND COMMONWEALTH FUND ACCOUNTING, INC.(3)

          (h)(3)(b) Schedule A to the Accounting Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Fund Accounting, Inc.(4)

          (h)(3)(c) Amended and Restated Accounting Services Agreement between the Registrant and Commonwealth Fund Accounting, Inc.(8)

          (h)(3)(d) Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc. with respect to the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.(8)

          (h)(3)(e) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Sector Rotation Fund (formerly The Navigator Fund).(8)

          (h)(3)(f) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Uion Street Partners Value Fund.(8)

          (h)(3)(g) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the GVM Managed Volatility Fund.(8)

          (h)(3)(h) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Perkins Discovery Fund.(12)

          (h)(3)(i) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Virginia Equity Fund(13)

          (h)(3)(j) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the DGHM Funds.(14)

          (h)(3)(k) Accounting Services Agreement dated October xx, 2013 between the Registrant and Brown Brothers Harriman with respect to REMS International Fund(15)

          (h)(3)(l) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the B Riley Diversified Equity Fund(16)

          (h)(3)(m) Accounting Services Agreement dated August xx, 2014 between the Registrant and Brown Brothers Harriman with respect to REMS International Fund(17)

          (h)(4)(a) Expense Limitation Agreement between the Registrant and Sherwood Forest Capital Management, with respect to Institutional Class Shares, Class P (Platform) Shares, Class A Shares, and Class C Shares of the Sherwood Forest Long/Short Fund.(4)

          (h)(4)(b) Expense Limitation Agreement, dated August 8, 2009, between the Registrant and Commonwealth Capital Management, Inc. with respect to Class A Shares, Class C Shares, Class P Shares, and Institutional Class Shares with respect to the Commonwealth Quantitative Fund, Commonwealth Small Cap Fund, Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund and the Frantzen Growth and Income Fund.(8)

          (h)(4)(d) Expense Limitation Agreement between the Registrant and Navigator Money Management, Inc. with respect to Class P Shares and No-Load Shares of the Sector Rotation Fund (formerly The Navigator
          Fund).(8)

          (h)(4)(e) Expense Limitation Agreement between the Registrant and Union Street Partners, LLC with respect to the Class A and Class C shares of the Union Street Partners Value Fund.(11)

          (h)(4)(f) Expense Limitation Agreement between the Registrant and Gibson Volatility Management, LLC with respect to the Advisor Shares, Class A Shares and Institutional Shares of the GVM Managed Volatility Fund.(7)

          (h)(4)(g) Expense Limitation Agreement between the Registrant and Perkins Capital Management, Inc. with respect to shares of the Perkins Discovey Fund.(12)

          (h)(4)(h) Expense Limitation Agreement between the Registrant and Virginia Financial Innovations Corp. with respect to shares of the Virginia Equity Fund.(13)

          (h)(4)(i) Expense Limitation Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM Funds.(14)

          (h)(4)(i) Expense Limitation Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS International Fund.(15)

          (h)(4)(k) Expense Limitation Agreement between the Registrant and B. Riley Asset Management, LLC with respect to the B. Riley Diversified Equity Fund.(16)

          (h)(4)(l) Expense Limitation Agreement between the Registrant and Toreador Research and Trading, LLC with respect to the Toreador International Fund.(17)

          (h)(5)(a) Shareholder Services Plan dated October 1, 2008.(3)

          (h)(5)(b) Revised Schedule A to the Shareholder Services Plan dated October 1, 2008.(4)

          (h)(5)(c) Shareholder Services Plan, dated July 30, 2008, with Amended Schedule A (dated January 29, 2009) to include the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.(6)

          (h)(5)(d) Amended Schedule A to the Shareholder Services Plan.(8)

          (h)(5)(e) Amended Schedule A to the Shareholder Services Plan with respect to the Virginia Equity Fund(13)

          (h)(5)(f) Shareholder Services Plan, dated August 2, 2013, with respect to DGHM V2000 SmallCap Value Fund Investor Share Class.(14)

          (h)(5)(g) Amended Schedule A to the Shareholder Services Plan with respect to the REMS International Fund(15)

(K)       NOT APPLICABLE.

(l)(1) Subscription Agreement dated July 30, 2008 between the Registrant, on behalf of the Commonwealth Small Cap Fund, and Mary T. Pasco, with respect to Institutional Class Shares of the Commonwealth Small Cap Fund.(2)

(m)(1) Plans of Distribution Pursuant to Rule 12b-1dated October 1, 2008, with respect to Class A Shares, Class C Shares and Class P (Platform) Shares.(3)

(m)(2) Revised Schedule A to the Plans of Distribution Pursuant to Rule 12b-1 dated October 1, 2008, with respect to Class A Shares, Class C Shares and Class P (Platform) Shares.(4)

(m)(3) Distribution Plan Pursuant to Rule 12-1, dated October 1, 2008, for Class A Shares, Class C Shares and Class P Shares of the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.(8)

(m)(4)    Revised Schedule A to the Distribution Plan Pursuant to Rule 12b-1.(8)

(m)(5)    Amended Schedule A to the Distribution Plan Pursuant to Rule
          12b-1.(11)

(m)(6) Amended Schedule A to the Distribution Plan Pursuant to Rule 12b-1 with respect to Virginia Equity Fund(13)

(m)(7) Fixed Compensation Plan pursuant to Rule 12b-1 for Perkins Discovery Fund.(12)

(m)(8) Distribution Plan Pursuant to Rule 12b-1, dated August 2, 2013, for the Investor Class Shares and C Class Shares of the DGHM Funds.(14)

(m)(9) Distribution Plan Pursuant to Rule 12b-1, dated November 26, 2013, for the Investor Class Shares of the B. Riley Diversified Equity Fund.(16)

(m)(10) Distribution Plan Pursuant to Rule 12b-1, dated May 16,2014, for the Investor and C Class Shares of the Toreador International Fund.(17)

(n)(2) Rule 18f-3 Multiple Class Plan with respect to Class P Shares and No-Load Shares of the Sector Rotation Fund (formerly The Navigator
          Fund).(8)

(n)(3) Rule 18f-3 Multiple Class Plan with respect to Advisor Shares, Class A Shares and Institutional Shares of the GVM Managed Volatility Fund.(8)

(n)(4) Rule 18f-3 Multiple Class Plan with respect to Class A Shares and Class C Shares of the Union Street Partners Value Fund.(11)

(n)(5) Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares, Investor Class Shares and C Class Shares of the DGHM Funds.(14)

(n)(6) Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares and Investor Class Shares of the B.Riley Diversified Equity Fund.(16)

(n)(7) Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares, Class C Shares and Investor Class Shares of the Toreador International Fund.(17)

(p)(1) Combined Code of Ethics for the Registrant, Commonwealth Capital Management, LLC (the investment adviser to the Commonwealth Small Cap Fund, Commonwealth Quantitative Fund, Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund, and Frantzen Growth and Income Fund), Investment Management of Virginia, LLC (the investment sub-adviser to the Commonwealth Small Cap Fund), and First Dominion Capital Corp. (the distributor for the Registrant).(4)

(p)(2) Code of Ethics for Sherwood Forest Capital Management (the investment adviser to the Sherwood Forest Long/Short Fund).(5)

(p)(3) Code of Ethics for Navigator Money Management, Inc. (the investment adviser to the Sector Rotation Fund (formerly The Navigator Fund)).(8)

(p)(4)    Code of Ethics for Union Street Partners, LLC.(8)

(p)(5)    Code of Ethics for Gibson Volatility Management, LLC.(8)

(p)(6)    Code of Ethics for Perkins Capital Management, Inc.(12)

(p)(7)    Code of Ethics for Virginia Financial Innovations Corp.(13)

(p)(8)    Code of Ethics for Real Estate Management Services Group, LLC(15)

(p)(9)    Code of Ethics for B. Riley Asset Management, LLC(16)

(p)(10)   Code of Ethics for Toreador Research and Trading, LLC(17)

(q)       Powers of Attorney(18)

   1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 8, 2008 (File Nos. 333-148723 and 811-22172).
   2. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on August 28, 2008 (File Nos. 333-148723 and 811-22172).
   3. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 2, 2008 (File Nos. 333-148723 and 811-22172).
   4. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on November 25, 2008 (File Nos. 333-148723 and 811-22172).
   5. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on February 11, 2009 (File Nos. 333-148723 and 811-22172).
   6. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on September 27, 2010 (File Nos. 333-148723 and 811-22172).

   7. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on November 30, 2010 (File Nos. 333-148723 and 811-22172).
   8. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on December 13, 2010 (File Nos. 333-148723 and 811-22172).
   9. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on January 24, 2011 (file Nos. 333-148723 and 811-22172).
  10. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on February 16, 2011 (file Nos. 333-148723 and 811-22172).
  11. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on April 7, 2011 (file Nos. 333-148723 and 811-22172).
  12. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on August 17, 2012 (file Nos. 333-148723 and 811-22172).
  13. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on June 21, 2013. (File Nos. 333-148723 and 811-22172).
  14. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on August 15, 2013. (File Nos. 333-148723 and 811-22172).
  15. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on October 23, 2013. (File Nos. 333-148723 and 811-22172).
  16. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on February 10, 2014. (File Nos. 333-148723 and 811-22172).
  17.     To be filed by amendment.

  18.     Filed herewith.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          NONE.

ITEM 30.  INDEMNIFICATION

SEE ARTICLE VIII, SECTION 2 OF THE REGISTRANT'S AGREEMENT AND DECLARATION OF TRUST AND THE SECTION TITLED "INDEMNIFICATION OF TRUSTEES, OFFICERS, EMPLOYEES AND OTHER AGENTS" IN THE REGISTRANT'S BY-LAWS.

INSOFAR AS INDEMNIFICATION FOR LIABILITIES ARISING UNDER THE SECURITIES ACT OF 1933, AS AMENDED ("SECURITIES ACT"), MAY BE PERMITTED TO TRUSTEES, OFFICERS AND CONTROLLING PERSONS OF THE REGISTRANT BY THE REGISTRANT PURSUANT TO THE DECLARATION OF TRUST OR OTHERWISE, THE REGISTRANT IS AWARE THAT IN THE OPINION OF THE SECURITIES AND EXCHANGE COMMISSION, SUCH INDEMNIFICATION IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE SECURITIES ACT AND, THEREFORE, IS UNENFORCEABLE. IN THE EVENT THAT A CLAIM FOR INDEMNIFICATION AGAINST SUCH LIABILITIES (OTHER THAN THE PAYMENT BY THE REGISTRANT OF EXPENSES INCURRED OR PAID BY TRUSTEES, OFFICERS OR CONTROLLING PERSONS OF THE REGISTRANT IN CONNECTION WITH THE SUCCESSFUL DEFENSE OF ANY ACT, SUIT OR PROCEEDING) IS ASSERTED BY SUCH TRUSTEES, OFFICERS OR CONTROLLING PERSONS IN CONNECTION WITH THE SHARES BEING REGISTERED, THE REGISTRANT WILL, UNLESS IN THE OPINION OF ITS COUNSEL THE MATTER HAS BEEN SETTLED BY CONTROLLING PRECEDENT, SUBMIT TO A COURT OF APPROPRIATE JURISDICTION THE QUESTION WHETHER SUCH INDEMNIFICATION BY IT IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE SECURITIES ACT AND WILL BE GOVERNED BY THE FINAL ADJUDICATION OF SUCH ISSUES.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          NONE

ITEM 32. PRINCIPAL UNDERWRITERS

   a) First Dominion Capital Corp. also acts as underwriter to The World Funds, Inc., DGHM Investment Trust and World Insurance Trust.

   b) First Dominion Capital Corp. The information required by this Item 32(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

   c)     Not applicable.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

THE ACCOUNTS, BOOKS OR OTHER DOCUMENTS OF THE REGISTRANT REQUIRED TO BE MAINTAINED BY SECTION 31(A) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND THE RULES PROMULGATED THEREUNDER ARE KEPT IN SEVERAL LOCATIONS:

   a) Sherwood Forest Capital Management, (records relating to its function as the investment adviser to the Sherwood Forest Alternative Fund).

   b) Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the Funds).

   c) Commonwealth Shareholder Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as administrator to the Funds).

   d) First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as distributor to the Funds).

   e) Commonwealth Fund Accounting, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as fund accounting agent to the Funds).

   f) Union Street Partners LLC, 201 North Union Street, Suite 100, Alexandria, Virginia 22314 (records relating to its function as investment adviser to the Union Street Partners Value Fund).

   g)     Perkins Capital Management, Inc., 730 East Lake Street, Wayzata,
          MN 55391-1769 (records relating to its function as investment adviser to the Perkins Discovery Fund).

   h) Virginia Financial Innovations Corp., 798 Park Ave. NW, Suite 204, Norton, VA 24273 (records relating to its function as investment adviser to the Virginia Equity Fund)

   i) Dalton, Greiner, Hartman, Maher & Co., LLC, 565 Fifth Avenue, Suite 2101, New York, NY 10017 (records relating to its function as the investment adviser to the DGHM Funds)

  j.) Real Estate Management Services Group, LLC, 1100 Fifth Avenue, South, Suite 301, Naples, FL 34102-6407 (records relating to its function as the investment adviser to the REMS International Real Estate Value Opportunity Fund).

  k.) B. Riley Asset Management, LLC, 11100 Santa Monica Blvd., Suite 800, Los Angeles, California 90025 (records relating to its function as the investment adviser to the B. Riley Diversified Equity Fund).

   l.) Toreador Research and Trading, LLC, 7493 N. Ingram Avenue, Suite 104, Fresno, California 93711

ITEM 34.  MANAGEMENT SERVICES

          THERE ARE NO MANAGEMENT-RELATED SERVICE CONTRACTS NOT DISCUSSED IN PARTS A OR B OF THIS FORM.

ITEM 35.  UNDERTAKINGS

          NOT APPLICABLE.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 67 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 30th day of May, 2014.

                                                               WORLD FUNDS TRUST
                                                         By: /s/ John Pasco, III
                                                         -----------------------

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature                 Title                                    Date

/s/ John Pasco, III       Trustee and Chairman                     May 30, 2014

*David J. Urban           Trustee                                  May 30, 2014

*Mary Lou H. Ivey         Trustee                                  May 30, 2014

*Theo H. Pitt             Trustee                                  May 30, 2014

/s/ Karen Shupe           Treasurer and Chief Financial Officer    May 30, 2014

/s/ Lauren Jones          Assistant Secretary                      May 30, 2014

*By: Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney

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